JPMorgan Active Bond ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 34.5%
U.S. Treasury Bonds
1.13%, 5/15/2040	24,490,000	15,378,955
3.88%, 8/15/2040	600,000	545,250
4.25%, 11/15/2040	24,092,000	22,774,469
4.75%, 2/15/2041	4,000	3,987
2.88%, 5/15/2043	3,900,000	2,975,883
4.38%, 8/15/2043	8,650,000	8,098,225
3.63%, 2/15/2044	6,250,000	5,268,799
3.13%, 8/15/2044	10,360,000	8,059,756
4.13%, 8/15/2044	1,375,000	1,237,178
3.00%, 11/15/2044	3,200,000	2,432,000
3.00%, 5/15/2045	3,230,000	2,438,650
4.63%, 11/15/2045	11,666,000	11,148,321
3.00%, 8/15/2048	10,238,000	7,444,946
5.04%, 5/15/2049 (a)	12,315,000	3,805,517
2.88%, 5/15/2049	34,298,000	24,172,051
2.25%, 8/15/2049	31,585,000	19,474,127
2.38%, 11/15/2049	32,324,000	20,409,576
1.38%, 8/15/2050	50,531,000	24,505,561
2.25%, 2/15/2052	77,671,000	46,314,368
4.13%, 8/15/2053	1,194,000	1,035,375
4.25%, 2/15/2054	1,000,000	885,508
U.S. Treasury Notes
4.25%, 1/15/2028	23,590,000	23,682,148
4.25%, 2/15/2028	10,180,000	10,221,754
3.75%, 4/15/2028	1,970,000	1,960,996
3.75%, 5/15/2028	8,775,000	8,732,496
3.88%, 7/15/2028	37,000,000	36,888,711
4.38%, 8/31/2028	14,066,000	14,168,748
4.63%, 9/30/2028	6,585,000	6,671,685
4.38%, 11/30/2028	3,000,000	3,023,789
4.00%, 1/31/2029	24,085,000	24,053,012
2.63%, 2/15/2029	47,800,000	46,061,648
2.38%, 3/31/2029	500,000	477,754
4.13%, 3/31/2029	3,895,000	3,902,151
4.50%, 5/31/2029	8,675,000	8,781,065
3.63%, 8/31/2029	138,138,000	136,249,394
4.13%, 10/31/2029	9,050,000	9,060,959
4.13%, 11/30/2029	2,770,000	2,773,462
4.00%, 2/28/2030	16,000,000	15,946,250
4.00%, 3/31/2030	2,120,000	2,112,630
3.88%, 7/31/2030	9,925,000	9,834,667
3.63%, 8/31/2030	55,862,000	54,788,402
4.13%, 8/31/2030	36,176,000	36,171,760
3.63%, 9/30/2030	18,647,000	18,282,801
3.63%, 10/31/2030	54,991,000	53,886,884
4.88%, 10/31/2030	26,623,000	27,415,450
4.38%, 11/30/2030	6,300,000	6,362,508
3.63%, 12/31/2030	36,694,000	35,922,853

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.88%, 3/31/2031	2,255,000	2,229,103
1.25%, 8/15/2031	4,190,000	3,622,386
3.75%, 8/31/2031	17,907,000	17,555,155
1.38%, 11/15/2031	18,827,000	16,262,557
4.13%, 11/30/2031	5,951,000	5,934,263
4.50%, 12/31/2031	35,855,000	36,401,229
4.38%, 1/31/2032	38,225,000	38,563,948
1.88%, 2/15/2032	133,384,000	117,700,960
4.13%, 2/29/2032	77,535,000	77,223,043
4.00%, 6/30/2032	2,300,000	2,272,328
4.00%, 7/31/2032	93,778,000	92,594,785
3.88%, 8/31/2032	60,508,000	59,300,203
3.88%, 12/31/2032	42,247,000	41,314,596
3.50%, 2/15/2033	26,012,000	24,848,573
4.50%, 11/15/2033	142,811,000	144,495,724
4.00%, 2/15/2034	123,148,400	120,497,823
3.88%, 8/15/2034	155,290,000	150,158,150
4.25%, 11/15/2034	22,025,000	21,833,142
4.63%, 2/15/2035	9,995,000	10,166,399
4.25%, 5/15/2035	11,995,000	11,860,993
4.25%, 8/15/2035	15,705,000	15,511,755
U.S. Treasury STRIPS Bonds
4.34%, 5/15/2030 (a)	35,000,000	29,737,031
4.58%, 8/15/2030 (a)	54,875,000	46,122,852
3.74%, 11/15/2030 (a)	74,109,000	61,644,783
4.07%, 2/15/2031 (a)	41,185,000	33,885,452
4.70%, 5/15/2031 (a)	3,040,000	2,473,180
4.04%, 8/15/2031 (a)	55,940,000	44,997,423
4.54%, 11/15/2031 (a)	28,440,000	22,620,162
4.42%, 2/15/2032 (a)	11,285,000	8,872,531
4.25%, 11/15/2033 (a)	26,345,000	19,078,229
4.11%, 8/15/2034 (a)	7,772,000	5,419,387
4.06%, 11/15/2034 (a)	3,886,000	2,675,063
4.31%, 2/15/2035 (a)	2,752,000	1,870,428
4.39%, 8/15/2035 (a)	84,484,000	55,978,145
4.22%, 11/15/2035 (a)	9,000,000	5,885,193
4.44%, 2/15/2036 (a)	151,817,000	97,957,440
4.37%, 5/15/2036 (a)	23,384,000	14,884,248
4.53%, 8/15/2036 (a)	53,279,000	33,472,033
4.47%, 11/15/2036 (a)	9,812,000	6,078,901
4.58%, 2/15/2037 (a)	74,663,000	45,612,066
4.49%, 5/15/2037 (a)	35,545,000	21,427,051
4.59%, 8/15/2037 (a)	122,248,000	72,609,691
4.52%, 11/15/2037 (a)	99,656,000	58,339,530
4.73%, 2/15/2038 (a)	125,000,000	72,135,545
1.48%, 2/15/2040 (a)	147,271,000	75,369,382
4.73%, 5/15/2040 (a)	50,787,000	25,602,255
4.81%, 8/15/2040 (a)	15,766,000	7,821,817
5.39%, 11/15/2040 (a)	7,210,000	3,524,914

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
6.24%, 2/15/2041 (a)	2,249,000	1,081,767
5.00%, 2/15/2042 (a)	1,211,000	548,795
5.06%, 11/15/2042 (a)	5,310,000	2,300,999
4.96%, 5/15/2043 (a)	28,680,000	12,051,736
5.10%, 8/15/2043 (a)	104,542,000	43,231,242
5.14%, 2/15/2044 (a)	65,000,000	26,116,279
5.10%, 2/15/2045 (a)	14,300,000	5,418,986
5.32%, 2/15/2049 (a)	9,435,000	2,900,391
5.13%, 11/15/2049 (a)	70,445,000	20,896,069
Total U.S. Treasury Obligations (Cost $2,864,977,526)		2,826,830,590
Asset-Backed Securities — 19.6%
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (b)	2,436,239	2,439,696
ACHM Trust Series 2025-HE3, Class A, 5.20%, 11/25/2055 (b) (c)	3,989,559	3,944,904
AMCR ABS Trust Series 2026-A, Class B, 6.25%, 5/18/2033 (b)	2,357,000	2,364,699
American Airlines Pass-Through Trust
Series 2016-1, Class A, 4.10%, 1/15/2028	6,028,922	5,927,451
Series 2016-2, Class A, 3.65%, 6/15/2028	2,922,500	2,833,182
American Credit Acceptance Receivables Trust
Series 2023-4, Class C, 6.99%, 9/12/2030 (b)	110,500	110,958
Series 2025-1, Class D, 5.54%, 8/12/2031 (b)	8,000,000	8,089,493
Series 2024-1, Class E, 7.98%, 11/12/2031 (b)	6,500,000	6,727,542
Series 2024-3, Class E, 7.92%, 3/12/2032 (b)	4,500,000	4,692,943
Series 2026-2, Class C, 4.85%, 5/10/2032 (b)	5,077,000	5,062,725
Series 2026-1, Class D, 5.10%, 1/12/2033 (b)	9,245,000	9,183,637
Series 2025-2, Class E, 7.66%, 2/14/2033 (b)	6,000,000	6,259,871
AMSR Trust
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (b)	1,000,000	939,708
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	705,000	695,703
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (b)	1,000,000	971,995
Series 2023-SFR1, Class E1, 4.00%, 4/17/2040 (b)	520,000	503,194
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (b)	3,000,000	2,895,534
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (b)	700,000	672,477
Series 2023-SFR2, Class E2, 3.95%, 6/17/2040 (b)	1,530,000	1,466,807
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (b)	1,097,000	1,049,808
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (b)	1,750,000	1,618,459
Series 2025-SFR1, Class E1, 3.66%, 6/17/2042 (b)	5,750,000	5,262,697
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (b)	3,417,000	3,225,721
Series 2026-SFR1, Class B, 3.78%, 4/17/2043 (b)	10,000,000	9,310,241
Series 2026-SFR1, Class C, 3.78%, 4/17/2043 (b)	8,853,000	8,178,275
Ansley Park Capital LLC
Series 2025-A, Class C, 4.82%, 4/20/2035 (b)	2,000,000	1,966,909
Series 2025-A, Class D, 5.33%, 4/20/2035 (b)	7,440,000	7,329,676
Aqua Finance Issuer Trust
Series 2025-A, Class C, 5.81%, 12/19/2050 (b)	1,660,649	1,670,499
Series 2026-A, Class A, 4.76%, 4/17/2051 (b)	4,421,062	4,385,415
Series 2025-B, Class B, 5.04%, 5/17/2051 (b)	2,316,923	2,316,392
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (b)	2,826,669	2,751,210

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2019-A, Class C, 4.01%, 7/16/2040 (b)	362,167	354,139
Series 2021-A, Class B, 2.40%, 7/17/2046 (b)	6,135,506	5,682,188
Series 2021-A, Class C, 3.14%, 7/17/2046 (b)	5,800,842	5,369,839
Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	188,485	181,436
Avis Budget Rental Car Funding AESOP LLC
Series 2025-1A, Class C, 5.87%, 8/20/2029 (b)	2,000,000	2,013,901
Series 2025-3A, Class C, 4.95%, 2/20/2030 (b)	1,235,000	1,216,802
Series 2025-2A, Class C, 6.24%, 8/20/2031 (b)	3,500,000	3,543,484
BARC Series 2026-CES1, Class A1A, 4.84%, 1/25/2056 (b) (d)	3,612,322	3,569,175
BDS LLC Series 2026-FL17, Class A, 5.00%, 5/19/2043 (b) (c)	10,227,000	10,229,690
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	965,000	966,159
7.12%, 7/16/2054 ‡	964,646	958,569
Blue Owl Asset Leasing Trust LLC Series 2024-1A, Class C, 6.38%, 1/15/2031 (b)	1,550,000	1,568,955
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (b)	525,000	506,732
Series 2025-SFR1, Class B, 4.20%, 9/17/2042 (b)	5,155,965	4,867,120
Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (b)	1,391,213	1,297,306
Series 2025-SFR1, Class D, 4.20%, 9/17/2042 (b)	7,973,296	7,392,655
Series 2025-SFR1, Class E, 4.35%, 9/17/2042 (b)	4,274,365	3,931,529
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,564,000	1,575,906
Series 2023-1, Class C, 7.10%, 8/15/2029	296,658	299,514
Series 2024-1, Class D, 6.03%, 11/15/2029	5,000,000	5,070,532
Series 2024-3, Class D, 5.83%, 5/15/2030	12,017,000	12,167,037
Series 2024-4, Class D, 5.23%, 8/15/2030	1,150,000	1,153,384
Series 2025-1, Class D, 5.64%, 11/15/2030	6,375,000	6,440,175
Series 2025-2, Class D, 5.62%, 3/17/2031	9,080,000	9,188,590
Series 2025-3, Class D, 5.27%, 5/15/2031	5,500,000	5,517,075
Series 2025-4, Class D, 5.41%, 8/15/2031	4,889,000	4,910,706
Series 2026-1, Class D, 4.99%, 11/17/2031	4,500,000	4,462,535
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 6/15/2037 ‡ (b)	1,042,629	1,028,290
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	3,188,659	3,178,685
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (b)	1,559,558	1,543,202
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (b)	100,364	99,899
CarMax Select Receivables Trust Series 2025-A, Class C, 5.46%, 7/15/2031	5,000,000	5,065,302
Carvana Auto Receivables Trust
Series 2021-P4, Class A4, 1.64%, 12/10/2027	83,926	83,648
Series 2022-P1, Class A4, 3.52%, 2/10/2028	85,264	85,190
Series 2024-N2, Class C, 5.82%, 9/10/2030 (b)	2,085,000	2,115,564
Cascade MH Asset Trust
Series 2019-MH1, Class M, 5.99%, 11/25/2044 (b) (c)	5,200,000	5,009,753
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	3,240,412	2,957,002
Series 2021-MH1, Class M2, 3.69%, 2/25/2046 (b)	3,007,000	2,424,866
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (c)	1,169,308	1,181,684
Series 2024-MH1, Class A2, 6.06%, 11/25/2056 (b) (c)	1,554,000	1,590,130
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (b) (c)	1,000,000	1,023,222
Series 2024-MH1, Class M2, 6.56%, 11/25/2056 (b) (c)	324,000	331,912

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Cherry Securitization Trust
Series 2024-1A, Class A, 5.70%, 4/15/2032 (b)	1,375,000	1,379,291
Series 2025-1A, Class A, 6.13%, 11/15/2032 (b)	1,500,000	1,516,863
Consumer Portfolio Services Auto Trust
Series 2025-B, Class D, 5.56%, 7/15/2031 (b)	2,200,000	2,220,430
Series 2025-D, Class C, 4.85%, 2/17/2032 (b)	4,000,000	3,995,572
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	3,160,000	3,176,591
Series 2024-A, Class B, 6.22%, 12/15/2032 (b)	810,000	817,489
Series 2025-A, Class A, 5.40%, 12/17/2035 (b)	9,755,000	9,721,219
Corevest American Finance Trust
Series 2020-2, Class C, 4.48%, 5/15/2052 (b) (c)	525,000	518,758
Series 2020-2, Class E, 4.48%, 5/15/2052 (b) (c)	2,699,000	2,542,596
Series 2020-4, Class E, 3.38%, 12/15/2052 (b)	3,432,000	2,997,631
CoreVest American Finance Trust Series 2017-2, Class M, 5.30%, 12/25/2027 (b) (c)	7,250,000	7,141,959
CPS Auto Receivables Trust Series 2023-D, Class C, 7.17%, 1/15/2030 (b)	256,602	258,462
Credit Acceptance Auto Loan Trust
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	7,083,000	7,113,816
Series 2025-1A, Class C, 5.71%, 7/16/2035 (b)	6,145,000	6,187,582
Series 2025-2A, Class B, 4.87%, 1/15/2036 (b)	2,955,000	2,941,610
Series 2025-2A, Class C, 5.38%, 3/17/2036 (b)	12,509,000	12,514,991
Series 2026-1A, Class B, 4.96%, 6/16/2036 (b)	4,430,000	4,402,118
Crossroads Asset Trust
Series 2022-A, Class D, 8.99%, 4/21/2031 ‡ (b)	3,000,000	3,005,810
Series 2025-A, Class D, 6.16%, 2/20/2032 (b)	1,680,000	1,691,276
CVS Pass-Through Trust
6.04%, 12/10/2028	3,887,960	3,904,125
6.94%, 1/10/2030	200,291	206,359
5.93%, 1/10/2034 (b)	357,774	362,984
D2 Multifamily Credit Issuer Ltd. (Cayman Islands) Series 2026-FL1, Class A, 5.11%, 11/19/2043 (b) (c)	4,105,000	4,108,629
Dec
6.02%, 3/13/2030 ‡ (b)	8,000,000	8,000,000
6.91%, 1/15/2031 ‡ (b)	8,000,000	8,000,000
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (b) (d)	10,471,287	10,439,300
Series 2026-CES1, Class A1A, 5.31%, 3/25/2061 (b) (d)	11,958,845	11,912,432
Dext ABS LLC Series 2025-2, Class A3, 4.23%, 4/15/2036 (b)	2,765,000	2,756,912
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	1,709,144	1,705,042
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	178,224	182,065
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	720,000	723,057
Series 2024-2, Class D, 4.94%, 5/17/2032	2,000,000	2,012,471
Series 2025-1, Class D, 5.41%, 9/15/2032	2,900,000	2,919,562
Series 2025-2, Class D, 4.90%, 12/15/2032	5,615,000	5,576,002
DT Auto Owner Trust
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	1,000,000	1,015,670
Series 2022-2A, Class E, 6.45%, 5/15/2029 (b)	2,000,000	2,007,204
Series 2023-1A, Class E, 10.39%, 1/15/2030 (b)	2,000,000	2,064,874
EJ 6.37%, 10/10/2041 ‡	14,474,000	14,474,000

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
EJ Hugoton 5.39%, 10/10/2041 ‡	5,000,000	5,000,000
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (b)	2,051,943	2,033,616
Energy Assets 8.11%, 8/25/2044 ‡	210,386	211,567
Exeter Automobile Receivables Trust
Series 2025-2A, Class D, 5.89%, 7/15/2031	4,900,000	4,994,075
Series 2025-3A, Class D, 5.57%, 10/15/2031	2,400,000	2,420,626
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,080,000	6,079,216
Series 2025-5A, Class C, 4.68%, 3/15/2032	3,445,000	3,432,071
Series 2025-5A, Class D, 5.16%, 3/15/2032	3,098,000	3,098,820
Series 2026-2A, Class D, 5.51%, 8/16/2032	11,250,000	11,301,771
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	5,000,000	5,003,884
FHF Issuer Trust Series 2023-2A, Class B, 7.49%, 11/15/2029 (b)	450,000	459,436
FIGRE Trust
Series 2025-HE5, Class B, 5.48%, 8/25/2055 (b) (c)	826,917	824,782
Series 2025-HE7, Class A, 5.15%, 11/25/2055 (b) (c)	2,748,814	2,729,713
Series 2026-HE4, Class A, 5.30%, 5/25/2056 (b) (c)	8,074,933	8,043,296
First Investors Auto Owner Trust
Series 2023-1A, Class C, 6.81%, 12/17/2029 (b)	340,000	347,090
Series 2025-1A, Class C, 4.75%, 12/15/2031 (b)	2,410,000	2,391,848
Series 2025-1A, Class D, 5.22%, 12/15/2033 (b)	1,755,000	1,740,259
FirstKey Homes Trust
Series 2022-SFR3, Class E2, 3.50%, 7/17/2038 (b)	10,000,000	9,958,943
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (b)	450,000	446,869
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	6,355,000	6,310,873
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (b)	4,000,000	3,972,069
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (b)	1,000,000	990,212
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (b)	290,643	286,948
Series 2022-SFRA, Class E1, 4.56%, 3/17/2039 (b)	1,500,000	1,485,305
FMC GMSR Issuer Trust
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (c)	7,401,964	7,125,433
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (b) (c)	7,500,000	7,275,100
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (c)	3,022,400	2,909,767
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (b) (c)	6,680,000	6,472,402
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (b)	500,000	500,816
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (b) (c)	1,600,000	1,578,529
Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class A, 5.92%, 5/15/2031 (b)	11,050,000	11,050,126
Series 2025-TWO, Class B, 6.90%, 5/15/2031 ‡ (b)	4,000,000	4,010,000
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (b)	417,731	398,730
Series 2023-2A, Class D, 9.10%, 6/15/2049 (b)	382,389	404,803
Series 2024-1A, Class C, 6.53%, 12/15/2049 (b)	356,297	364,673
Series 2024-1A, Class D, 8.13%, 12/15/2049 (b)	1,781,486	1,855,497
Series 2024-2A, Class B, 4.93%, 3/15/2050 (b)	446,238	444,025
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (b)	3,000,000	2,969,003
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (b)	905,000	895,490
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (b)	1,250,000	1,236,991
Series 2021-SFR1, Class E2, 2.52%, 9/17/2038 (b)	1,150,000	1,137,804

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	424,535	429,242
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/2027 (b)	193,784	193,261
Series 2022-2A, Class E, 5.50%, 6/15/2029 (b)	7,470,000	7,489,121
Series 2025-1A, Class D, 5.61%, 11/15/2030 (b)	2,900,000	2,939,200
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	3,300,000	3,334,993
Series 2024-3A, Class D, 5.53%, 2/18/2031 (b)	1,000,000	1,009,001
Series 2025-3A, Class D, 5.16%, 6/16/2031 (b)	2,310,000	2,303,451
Series 2025-4A, Class D, 5.13%, 8/15/2031 (b)	6,000,000	5,971,526
Series 2026-2A, Class C, 4.90%, 1/15/2032 (b)	3,500,000	3,494,670
Series 2026-2A, Class D, 5.38%, 1/15/2032 (b)	2,685,000	2,690,330
GLS Auto Select Receivables Trust
Series 2023-2A, Class A3, 6.38%, 2/15/2029 (b)	484,896	488,292
Series 2024-1A, Class C, 5.69%, 3/15/2030 (b)	300,000	305,125
Series 2023-1A, Class D, 7.93%, 7/15/2030 (b)	2,000,000	2,103,050
Series 2024-3A, Class B, 5.64%, 8/15/2030 (b)	1,000,000	1,016,271
Series 2024-1A, Class D, 6.43%, 1/15/2031 (b)	295,000	302,922
Series 2025-3A, Class C, 4.94%, 9/15/2031 (b)	1,350,000	1,348,697
Golden Bear LLC Series 2016-1A, Class A, 3.75%, 9/20/2047 (b)	1,860,512	1,706,748
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN2, Class D, 9.75%, 10/25/2052 (b)	2,874,389	2,999,730
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (b) (c)	8,499,387	7,885,435
Series 2019-1A, Class A, 3.86%, 10/15/2054 (b)	7,981,791	7,336,809
Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	7,568,310	6,514,145
Series 2023-1A, Class A, 5.90%, 1/17/2061 (b)	1,129,609	1,117,672
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (b)	397,069	397,006
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (b)	397,105	398,299
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	3,118,012	2,835,594
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	1,630,385	1,510,186
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	1,402,547	1,261,253
Series 2020-1A, Class A, 2.63%, 4/15/2055 (b)	7,412,433	6,197,913
Series 2021-1A, Class B, 3.01%, 10/15/2056 (b)	390,642	293,080
GoodLeap Home Improvement Solutions Trust
Series 2025-1A, Class A, 5.38%, 2/20/2049 (b)	1,216,894	1,216,577
Series 2025-3A, Class A, 5.00%, 10/20/2049 (b)	5,501,130	5,443,808
Series 2026-1A, Class A, 5.31%, 12/20/2049 (b)	12,991,105	12,939,590
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (b)	350,000	352,826
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (b) (d)	6,101,473	6,049,704
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (b) (d)	12,315,125	12,263,819
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (c)	4,829,667	4,855,369
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (b)	1,806,064	1,648,607
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	4,357,716	4,201,002
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 (b)	652,073	633,195
Series 2020-1A, Class A, 2.59%, 9/20/2057 (b)	403,799	349,870

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (b)	171,719	170,615
Series 2024-1B, Class B, 5.99%, 9/15/2039 (b)	158,141	160,416
Series 2024-3A, Class C, 5.71%, 8/27/2040 (b)	2,734,044	2,737,633
Series 2025-1A, Class C, 5.52%, 5/27/2042 (b)	1,864,409	1,864,382
Series 2026-1A, Class B, 5.01%, 2/25/2043 (b)	5,618,987	5,604,730
Series 2026-1A, Class C, 5.36%, 2/25/2043 (b)	4,723,328	4,711,058
Series 2025-2A, Class B, 4.73%, 5/25/2044 (b)	8,807,509	8,708,661
Series 2025-2A, Class C, 5.12%, 5/25/2044 (b)	1,628,061	1,611,828
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (b)	6,356,878	6,309,119
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (b)	5,387,816	5,363,168
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (b)	1,757,154	1,747,106
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	271,827	274,612
Series 2025-A, Class B, 5.45%, 3/15/2044 (b)	2,194,868	2,209,312
Series 2025-B, Class C, 5.24%, 5/15/2045 (b)	2,174,101	2,149,099
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (b)	3,117,871	3,072,395
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	7,334,192	7,232,543
Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	333,673	330,505
Series 2020-2, Class B, 1.98%, 1/17/2041 (b)	1,418,758	1,314,654
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	2,416,280	2,259,773
Series 2020-2, Class E, 3.08%, 1/17/2041 (b)	471,737	441,732
Series 2021-3, Class E1, 3.20%, 1/17/2041 (b)	6,264,430	5,845,914
Hornbeck Offshore 8.90%, 1/1/2044 ‡ (b)	2,913,180	2,978,727
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (b)	4,665,262	4,662,706
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	3,500,000	3,486,000
Invitation Homes Trust
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	1,615,000	1,546,615
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (b)	1,720,000	1,642,648
JBHP 6.31%, 12/15/2041 ‡	17,813,000	17,813,000
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 (b)	2,046,433	2,073,274
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (b)	2,803,101	2,807,305
Series 2025-1A, Class A2, 7.36%, 12/10/2040 (b)	1,767,123	1,761,292
Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (b)	1,445,859	1,443,979
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,470,000	1,450,468
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	400,000	381,822
Series 2021-1A, Class C, 3.41%, 11/20/2031 (b)	1,900,000	1,820,968
Series 2021-2A, Class B, 2.37%, 4/20/2032 (b)	1,540,000	1,454,231
Series 2024-2A, Class D, 5.69%, 2/21/2034 (b)	2,000,000	2,002,245
Series 2025-1A, Class C, 5.68%, 9/20/2034 (b)	2,250,000	2,263,414
Series 2025-1A, Class D, 6.48%, 9/20/2034 (b)	1,910,000	1,936,248
Series 2025-2A, Class D, 5.98%, 10/20/2034 (b)	3,000,000	3,005,878
Liberty 7.25%, 5/14/2031 ‡	30,000,000	30,024,910
M&T Bank RV Trust Series 2026-1A, Class A, 4.35%, 1/15/2046 (b)	5,171,135	5,108,209
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 3/20/2036 (b)	310,000	301,067

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-AA, Class C, 2.96%, 3/20/2036 (b)	200,000	193,313
Series 2021-AA, Class D, 3.83%, 3/20/2036 (b)	225,000	217,734
Series 2024-AA, Class D, 6.77%, 9/22/2036 (b)	714,000	723,768
Series 2021-BA, Class C, 2.66%, 11/20/2036 (b)	200,000	189,855
Series 2025-AA, Class C, 5.69%, 5/20/2038 (b)	2,962,000	2,977,497
Series 2025-AA, Class D, 6.54%, 5/20/2038 (b)	6,650,000	6,748,820
Series 2025-BA, Class D, 5.84%, 11/22/2038 (b)	6,985,000	6,949,383
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (b)	85,692	86,149
Mercury Financial Credit Card Master Trust
Series 2025-1A, Class B, 6.16%, 12/22/2031 (b)	15,000,000	15,085,620
Series 2026-1A, Class A, 5.34%, 2/20/2032 (b)	12,070,000	12,059,285
Series 2026-1A, Class B, 6.31%, 2/20/2032 (b)	2,830,000	2,827,123
Series 2026-2A, Class B, 5.46%, 6/21/2032 (b)	16,899,000	16,940,842
Series 2026-2A, Class D, 6.39%, 6/21/2032 (b)	3,706,000	3,722,340
Midcon Energy Asset Issuer LLC
5.31%, 2/27/2051 ‡ (c)	9,444,491	9,444,491
6.53%, 2/27/2051 ‡	4,884,250	4,884,250
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (b)	1,750,000	1,749,459
Mpire Frn Series 2026, 8.29%, 9/13/2030 ‡ (b)	5,994,803	6,011,768
MVW LLC
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (b)	56,920	55,285
Series 2024-2A, Class B, 4.58%, 3/20/2042 (b)	4,495,222	4,460,286
Series 2024-2A, Class C, 4.92%, 3/20/2042 (b)	1,424,161	1,402,583
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	5,106,507	5,122,134
Series 2025-1A, Class C, 5.75%, 9/22/2042 (b)	2,502,631	2,503,676
Series 2026-1A, Class C, 5.36%, 3/20/2043 (b)	5,836,598	5,813,695
Series 2025-2A, Class B, 4.72%, 10/20/2044 (b)	6,874,103	6,790,242
Series 2025-2A, Class C, 4.97%, 10/20/2044 (b)	3,477,052	3,394,741
NALP Business Loan Trust
Series 2026-1, Class A, 5.72%, 6/26/2051 (b)	3,956,250	3,918,503
Series 2026-1, Class B, 7.18%, 6/26/2051 (b)	1,191,271	1,193,228
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (b)	455,000	447,515
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (b)	3,000,000	2,945,199
Nexgen, Inc.0.00, 11/16/2033‡ (c)	7,062,338	7,053,510
Nexus Nova 6.50%, 11/8/2028 ‡	8,000,000	8,000,240
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (b)	10,871,394	10,575,053
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	194,818	192,889
Octane Receivables Trust Series 2023-1A, Class E, 9.25%, 8/20/2030 (b)	3,000,000	3,143,296
OneMain Direct Auto Receivables Trust
Series 2026-1A, Class B, 4.70%, 1/17/2034 (b)	6,000,000	5,932,005
Series 2025-1A, Class C, 5.76%, 10/15/2035 (b)	1,000,000	1,017,927
Series 2025-1A, Class D, 6.10%, 7/14/2037 (b)	5,000,000	5,077,008
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 9/14/2035 (b)	3,600,000	3,504,341
Series 2021-1A, Class B, 1.95%, 6/16/2036 (b)	4,700,000	4,476,028
Series 2021-1A, Class D, 2.47%, 6/16/2036 (b)	3,910,000	3,609,563
Series 2019-2A, Class B, 3.41%, 10/14/2036 (b)	1,900,000	1,845,039

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Oportun Funding Trust
Series 2024-3, Class B, 5.48%, 8/15/2029 (b)	275,336	275,445
Series 2024-3, Class C, 6.25%, 8/15/2029 (b)	1,300,000	1,301,738
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	110,094	108,430
Series 2021-B, Class B, 1.96%, 5/8/2031 (b)	676,214	666,720
Series 2021-B, Class C, 3.65%, 5/8/2031 (b)	205,077	203,430
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	816,580	805,995
Series 2021-C, Class B, 2.67%, 10/8/2031 (b)	326,173	321,829
Series 2021-C, Class C, 3.61%, 10/8/2031 (b)	416,835	412,350
Series 2024-2, Class B, 5.83%, 2/9/2032 (b)	73,575	73,592
Series 2024-2, Class C, 6.61%, 2/9/2032 (b)	2,083,000	2,086,871
Series 2025-D, Class B, 5.31%, 2/8/2033 (b)	8,105,000	8,092,605
Series 2025-B, Class B, 5.28%, 5/9/2033 (b)	14,250,000	14,262,739
Series 2025-B, Class C, 5.52%, 5/9/2033 (b)	6,150,000	6,145,051
Series 2025-B, Class D, 6.45%, 5/9/2033 (b)	3,000,000	3,004,643
Series 2025-C, Class B, 4.93%, 7/8/2033 (b)	1,700,000	1,693,915
Series 2026-A, Class B, 5.06%, 1/9/2034 (b)	12,308,000	12,264,745
Series 2026-A, Class C, 5.45%, 1/9/2034 (b)	15,176,000	15,135,142
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (b)	550,000	530,657
Series 2023-1, Class E2, 3.60%, 10/25/2040 (b)	1,100,000	1,010,604
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (b)	1,000,000	1,014,346
Perimeter Master Note Business Trust
Series 2025-1A, Class A, 5.58%, 12/16/2030 (b)	4,000,000	3,976,480
Series 2025-1A, Class B, 6.12%, 12/16/2030 (b)	2,997,000	2,973,732
PFP Ltd. (Cayman Islands) Series 2026-14, Class AS, 5.30%, 12/18/2043 (b) (c) (e)	3,935,000	3,935,000
Piper ABS Issuer LLC Series 2025-1A, Class A1, 5.29%, 1/15/2046 ‡	8,789,217	8,789,217
Post Road Equipment Finance LLC Series 2026-1A, Class C, 5.12%, 6/15/2033 (b)	6,737,000	6,739,534
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (b)	7,789,315	7,758,781
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	700,000	692,505
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (b)	98,995	98,577
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (b)	3,000,000	2,828,225
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (b)	1,500,000	1,421,250
Series 2021-SFR7, Class A, 1.69%, 8/17/2040 (b)	414,933	388,129
Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (b)	450,000	438,069
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (b)	5,000,000	4,697,278
Series 2021-SFR9, Class D, 2.71%, 11/17/2040 (b)	3,000,000	2,829,513
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (b)	5,050,000	4,762,824
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (b)	4,137,305	3,900,273
Series 2021-SFR10, Class C, 2.87%, 12/17/2040 (b)	1,911,435	1,799,940
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (b)	6,412,823	6,113,916
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	6,900,000	6,589,915
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (b)	8,650,000	8,315,897
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (c)	7,180,000	6,735,809
Series 2022-SFR4, Class A, 4.44%, 5/17/2041 (b)	196,189	192,803
Series 2024-SFR3, Class E1, 4.00%, 6/17/2041 (b)	7,500,000	7,144,171
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (b)	246,000	231,340

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (b)	5,734,000	5,351,322
Series 2025-SFR1, Class E1, 3.75%, 2/17/2042 (b)	3,750,000	3,497,929
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (b)	2,484,446	2,301,779
Series 2025-SFR3, Class B, 3.39%, 7/17/2042 (b)	2,810,000	2,617,694
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (b)	1,747,277	1,638,135
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (b)	4,438,083	4,140,176
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (b)	4,970,000	4,604,560
Series 2026-SFR2, Class C, 4.32%, 5/17/2043 (b)	7,560,000	7,171,365
Purchasing Power Funding LLC
Series 2026-A, Class A, 4.37%, 8/15/2030 (b)	2,380,000	2,361,326
Series 2026-A, Class B, 4.81%, 8/15/2030 (b)	9,308,000	9,229,337
Series 2026-A, Class C, 5.25%, 8/15/2030 (b)	5,175,000	5,125,735
RCKT Mortgage Trust
Series 2024-CES6, Class A2, 5.59%, 9/25/2044 (b) (d)	2,750,000	2,756,349
Series 2025-CES10, Class A1A, 4.89%, 11/25/2055 (b) (d)	4,690,009	4,648,433
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (b) (d)	7,600,646	7,520,570
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (b) (d)	5,938,885	5,921,549
Reach ABS Trust
Series 2025-1A, Class C, 5.99%, 8/16/2032 (b)	1,220,000	1,230,449
Series 2025-2A, Class C, 5.69%, 8/18/2032 (b)	5,000,000	5,008,516
Series 2026-1A, Class C, 4.80%, 2/15/2033 (b)	9,010,000	8,912,241
Series 2026-2A, Class C, 5.35%, 2/15/2035 (b)	14,894,000	14,916,572
Regional Management Issuance Trust
Series 2022-1, Class B, 3.71%, 3/15/2032 (b)	134,974	134,777
Series 2022-1, Class C, 4.46%, 3/15/2032 (b)	3,666,000	3,650,199
Series 2021-2, Class C, 3.23%, 8/15/2033 (b)	1,400,000	1,316,435
Series 2025-1, Class D, 6.58%, 4/17/2034 (b)	4,250,000	4,279,855
Series 2025-2, Class D, 6.01%, 11/16/2037 (b)	4,900,000	4,908,843
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	151,430	139,390
Series 2018-1, Class A, 3.95%, 9/20/2053 (b)	2,319,147	2,157,640
Series 2017-2A, Class A, 3.22%, 9/22/2053 (b)	773,445	694,677
Series 2023-1A, Class A, 5.90%, 11/20/2058 (b)	4,052,121	4,078,844
Series 2024-1A, Class A, 6.21%, 11/20/2059 (b)	5,441,237	5,438,088
Series 2024-2A, Class M, 6.83%, 11/20/2060 (b)	1,159,789	1,107,222
Series 2024-2A, Class B, 8.22%, 11/20/2060 (b)	1,158,268	1,156,316
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	600,000	601,868
Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	810,000	814,851
Research-Driven Pagaya Motor Asset Trust
Series 2026-1A, Class A3, 4.86%, 1/25/2035 (b)	15,400,000	15,303,208
Series 2026-2A, Class A3, 5.38%, 2/26/2035 (b)	20,000,000	20,030,920
Series 2026-3A, Class A3, 5.38%, 3/26/2035 (b)	4,165,000	4,166,668
Series 2026-3A, Class A4, 5.88%, 3/26/2035 (b)	4,285,000	4,302,792
Research-Driven Pagaya Motor Trust
Series 2025-5A, Class A3, 4.84%, 6/26/2034 (b)	9,000,000	8,970,934
Series 2025-6A, Class A3, 5.01%, 8/25/2034 (b)	2,000,000	1,995,120
Revolution III Abs LLC 6.18%, 3/28/2046 ‡	9,314,624	9,314,624
RKTL Series 2026-1A, Class C, 4.64%, 2/26/2035 (b)	3,310,000	3,268,184

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Santander Bank Auto Credit-Linked Notes Series 2024-B, Class D, 5.48%, 1/18/2033 (b)	2,135,055	2,147,316
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	332,032	332,986
Series 2022-5, Class D, 5.67%, 12/16/2030	355,885	357,935
Series 2022-6, Class D, 5.69%, 2/18/2031	400,000	402,582
Series 2025-1, Class D, 5.43%, 3/17/2031	1,000,000	1,011,080
Series 2024-2, Class D, 6.28%, 8/15/2031	3,500,000	3,586,587
Series 2024-3, Class D, 5.97%, 10/15/2031	2,385,000	2,429,615
Series 2025-4, Class D, 4.95%, 1/15/2032	3,930,000	3,907,548
Series 2024-5, Class D, 5.14%, 2/17/2032	1,392,000	1,397,150
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (b)	63,146	63,391
Series 2024-1A, Class C, 5.82%, 9/20/2032 (b)	290,000	294,766
Series 2023-1A, Class D, 7.00%, 8/22/2033 (b)	1,799,000	1,859,952
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (b)	1,700,000	1,720,321
Series 2025-1A, Class D, 5.88%, 11/20/2035 (b)	8,157,000	8,234,062
Series 2025-1A, Class E, 6.75%, 11/20/2035 (b)	1,290,000	1,335,901
Series 2025-2A, Class C, 4.82%, 6/20/2036 (b)	4,266,000	4,169,620
Series 2025-2A, Class D, 5.33%, 6/20/2036 (b)	4,845,000	4,742,233
Series 2025-2A, Class E, 6.21%, 6/20/2036 (b)	7,265,000	7,124,971
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class C, 7.00%, 1/20/2040 (b)	141,217	143,984
Series 2022-2A, Class C, 6.36%, 6/20/2040 (b)	121,919	122,609
Series 2024-2A, Class C, 5.83%, 6/20/2041 (b)	280,320	281,385
Series 2024-3A, Class C, 5.32%, 8/20/2041 (b)	647,538	643,090
Series 2026-1A, Class B, 4.80%, 12/22/2042 (b)	3,099,099	3,066,996
Series 2025-2A, Class C, 5.32%, 4/20/2044 (b)	891,431	885,266
Series 2025-3A, Class C, 4.98%, 8/22/2044 (b)	1,270,618	1,252,911
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (c)	7,000,000	6,991,250
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (c)	7,000,000	7,003,064
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	462,272	475,389
Series 2024-1A, Class B, 7.89%, 7/15/2044 (b)	2,981,555	3,149,041
Series 2024-2A, Class B, 6.34%, 2/15/2045 (b)	2,711,804	2,752,662
Series 2025-1A, Class A, 5.05%, 9/15/2045 (b)	1,430,118	1,428,041
Series 2025-1A, Class B, 5.48%, 9/15/2045 (b)	3,042,322	3,049,516
Series 2025-1A, Class C, 6.12%, 9/15/2045 (b)	5,871,227	5,913,896
Series 2026-1A, Class A, 4.78%, 8/15/2046 (b)	13,692,063	13,513,371
Towd Point Mortgage Trust
Series 2025-FIX1, Class A1, 4.97%, 9/25/2065 (b) (d)	10,282,411	10,223,547
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (b) (d)	18,442,516	18,305,696
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (b) (d)	7,960,801	7,903,872
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (b) (d)	6,781,364	6,693,083
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (b) (d)	7,908,049	7,885,835
Tricon American Homes Trust
Series 2020-SFR2, Class C, 2.03%, 11/17/2039 (b)	2,500,000	2,397,056
Series 2020-SFR2, Class E1, 2.73%, 11/17/2039 (b)	500,000	479,822
Tricon Residential Trust
Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (b)	272,000	269,632

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-SFR2, Class E, 7.51%, 7/17/2040 (b)	1,000,000	996,105
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	300,000	295,346
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.73%, 9/26/2033 (b)	2,267,717	2,264,665
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	337,500	337,500
United Airlines Pass-Through Trust
Series 2018-1, Class A, 3.70%, 3/1/2030	2,489,818	2,382,237
Series 2024-1, Class AA, 5.45%, 2/15/2037	907,794	929,585
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (b)	5,064,113	5,051,818
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (b)	3,000,000	2,996,250
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (b)	928,229	933,122
Series 2026-2, Class B, 5.08%, 5/20/2036 (b)	4,529,000	4,518,109
Series 2026-2, Class C, 5.83%, 5/20/2036 (b)	3,250,000	3,245,040
UPSTART Securitization Trust Series 2026-1, Class B, 4.98%, 3/20/2036 (b)	6,073,000	6,051,973
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (b)	8,892,153	8,844,935
US Bank NA Series 2026-RVM1, Class B1, 4.96%, 12/25/2046 (b)	7,313,440	7,214,567
Verdant Receivables LLC Series 2025-1A, Class B, 5.37%, 5/12/2033 (b)	2,400,000	2,425,463
Veros Auto Receivables Trust
Series 2026-1, Class B, 4.84%, 5/15/2029 (b)	3,055,000	3,052,457
Series 2026-1, Class C, 5.22%, 7/15/2031 (b)	4,757,000	4,750,081
VFI ABS LLC Series 2025-1A, Class B, 4.97%, 12/24/2030 (b)	1,195,000	1,194,370
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (d)	21,010	21,013
VOLT CII LLC Series 2021-NP11, Class A1, 5.87%, 8/25/2051 (b) (d)	34,965	34,971
Western Funding Auto Loan Trust Series 2025-1, Class D, 5.79%, 1/15/2036 (b)	8,858,000	8,919,304
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	348,440	351,450
Series 2026-1A, Class B, 5.47%, 10/20/2039 (b)	2,209,136	2,207,115
Series 2026-1A, Class C, 6.08%, 10/20/2039 (b)	6,888,928	6,883,141
Westlake Automobile Receivables Trust
Series 2023-4A, Class D, 7.19%, 7/16/2029 (b)	350,000	359,060
Series 2024-2A, Class D, 5.91%, 4/15/2030 (b)	6,500,000	6,607,714
Series 2025-3A, Class C, 4.68%, 7/15/2031 (b)	2,502,000	2,498,243
Wingspire Equipment Finance LLC
Series 2024-1A, Class C, 5.28%, 9/20/2032 (b)	1,242,000	1,249,862
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (b)	2,570,000	2,569,324
Series 2025-1A, Class C, 4.76%, 9/20/2033 (b)	2,000,000	1,987,205
Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	2,570,154	2,570,154
Total Asset-Backed Securities (Cost $1,605,203,956)		1,604,146,592
Mortgage-Backed Securities — 16.8%
FHLMC Gold Pools, Other
Pool # WN2725, 4.10%, 7/1/2032	11,000,000	10,780,962
Pool # WN2729, 4.10%, 7/1/2032	7,500,000	7,312,141
Pool # WN4013, 4.47%, 12/1/2033	5,000,000	4,947,802
Pool # WN0086, 3.56%, 8/1/2035	13,977,000	12,938,209
Pool # U99076, 4.50%, 12/1/2043	133,375	132,923
Pool # RE0003, 4.00%, 7/1/2049	440,540	411,588
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	1,184,118	1,046,952

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # QA9530, 2.50%, 5/1/2050	230,688	196,290
Pool # QB3756, 2.50%, 9/1/2050	1,927,429	1,650,709
Pool # RA3653, 1.50%, 10/1/2050	592,035	454,762
Pool # RA3838, 3.00%, 10/1/2050	555,581	490,827
Pool # QB4903, 2.50%, 11/1/2050	496,164	422,595
Pool # SD0570, 2.50%, 2/1/2051	3,486,639	2,948,024
Pool # QC2061, 2.00%, 5/1/2051	702,387	569,079
Pool # RA5303, 3.50%, 5/1/2051	1,971,277	1,792,868
Pool # RA5680, 2.00%, 8/1/2051	1,592,277	1,281,408
Pool # SD0725, 3.00%, 8/1/2051	1,620,837	1,431,773
Pool # RA5915, 3.00%, 9/1/2051	5,738,442	5,083,665
Pool # RA5794, 4.00%, 9/1/2051	1,670,025	1,566,615
Pool # RA5950, 2.50%, 10/1/2051	1,738,585	1,470,338
Pool # RA6228, 2.50%, 11/1/2051	13,638,923	11,559,823
Pool # QD0295, 3.00%, 11/1/2051	2,740,560	2,418,549
Pool # SD0781, 3.00%, 11/1/2051	1,540,894	1,354,103
Pool # SD1463, 3.00%, 12/1/2051	5,522,867	4,877,574
Pool # SD0809, 3.00%, 1/1/2052	1,179,286	1,038,813
Pool # SD8190, 3.00%, 1/1/2052	838,340	734,881
Pool # RA6531, 3.50%, 1/1/2052	671,002	614,632
Pool # RA6686, 4.00%, 1/1/2052	10,029,877	9,472,186
Pool # RA6815, 2.50%, 2/1/2052	3,268,911	2,785,678
Pool # RA6808, 3.00%, 2/1/2052	1,263,127	1,113,492
Pool # SL0872, 2.50%, 3/1/2052	2,225,862	1,906,324
Pool # QD9323, 2.50%, 4/1/2052	2,028,027	1,708,669
Pool # QE0521, 2.50%, 4/1/2052	3,749,833	3,148,280
Pool # QE0399, 3.00%, 4/1/2052	711,925	627,460
Pool # QE1075, 3.00%, 4/1/2052	761,070	669,188
Pool # RA7178, 3.00%, 4/1/2052	3,820,081	3,340,956
Pool # SD6964, 3.00%, 4/1/2052	6,926,431	6,096,317
Pool # SD1373, 3.00%, 5/1/2052	640,507	564,516
Pool # SD5754, 3.50%, 6/1/2052	1,032,233	941,525
Pool # QE6381, 4.00%, 7/1/2052	1,571,170	1,478,304
Pool # SL1378, 4.00%, 7/1/2052	10,475,192	9,844,660
Pool # QE6440, 4.50%, 7/1/2052	2,762,410	2,663,518
Pool # SD1189, 5.00%, 7/1/2052	1,650,441	1,634,250
Pool # SD1589, 5.00%, 7/1/2052	734,468	732,828
Pool # QE8026, 2.50%, 8/1/2052	3,134,573	2,633,256
Pool # SD7469, 3.00%, 8/1/2052	2,265,325	2,005,586
Pool # QE8520, 3.50%, 8/1/2052	688,947	627,119
Pool # SD1515, 4.50%, 8/1/2052	4,866,213	4,700,278
Pool # SL3266, 3.50%, 9/1/2052	2,469,111	2,257,149
Pool # SL2896, 4.00%, 11/1/2052	6,087,690	5,719,119
Pool # SL4939, 4.00%, 11/1/2052	12,362,421	11,631,727
Pool # SD3216, 4.50%, 11/1/2052	7,926,410	7,641,836
Pool # QF3294, 5.00%, 11/1/2052	4,695,921	4,651,061
Pool # SD8267, 5.00%, 11/1/2052	2,817,811	2,796,248
Pool # SD2355, 4.50%, 12/1/2052	5,236,146	5,049,505
Pool # SL1477, 5.00%, 7/1/2053	13,816,508	13,762,804

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # RJ1756, 4.50%, 6/1/2054	1,701,932	1,638,887
Pool # RJ1781, 6.00%, 6/1/2054	2,987,281	3,090,114
Pool # SD7254, 5.00%, 11/1/2054	3,013,738	2,988,745
Pool # RJ2914, 5.50%, 11/1/2054	1,694,118	1,710,771
Pool # SL4565, 4.00%, 12/1/2054	13,744,061	12,924,266
Pool # SL1998, 4.00%, 1/1/2055	4,605,484	4,333,761
Pool # RJ3247, 5.00%, 1/1/2055	2,751,540	2,737,464
Pool # TB1065, 5.50%, 3/1/2056	3,254,485	3,270,756
FNMA UMBS, 20 Year Pool # BM4920, 4.00%, 10/1/2038	563,528	547,685
FNMA UMBS, 30 Year
Pool # AL9058, 3.50%, 9/1/2046	242,470	225,442
Pool # AL9397, 3.00%, 10/1/2046	319,902	286,705
Pool # BE9590, 3.50%, 5/1/2047	120,115	110,510
Pool # BK2113, 2.50%, 3/1/2050	221,083	186,936
Pool # BP8608, 2.50%, 6/1/2050	149,784	126,984
Pool # CA8670, 2.50%, 8/1/2050	1,283,267	1,086,010
Pool # BQ0795, 2.50%, 9/1/2050	3,808,115	3,258,923
Pool # BQ1367, 2.50%, 9/1/2050	795,902	680,894
Pool # BQ3137, 2.50%, 10/1/2050	337,078	288,430
Pool # FM4947, 2.00%, 12/1/2050	1,289,989	1,048,234
Pool # BP7667, 2.50%, 12/1/2050	358,008	305,255
Pool # CA8021, 2.50%, 12/1/2050	406,310	345,921
Pool # CA8044, 2.50%, 12/1/2050	333,404	282,656
Pool # CB0458, 2.50%, 5/1/2051	394,263	333,379
Pool # FM7293, 2.50%, 5/1/2051	191,883	163,538
Pool # CB0397, 3.00%, 5/1/2051	226,759	200,324
Pool # CB0530, 3.00%, 5/1/2051	5,412,504	4,794,269
Pool # FM7346, 3.00%, 5/1/2051	384,782	339,927
Pool # FM7531, 3.00%, 5/1/2051	988,193	871,790
Pool # BT2415, 2.50%, 7/1/2051	1,377,862	1,161,094
Pool # FM7910, 2.50%, 7/1/2051	526,215	452,848
Pool # FM7957, 2.50%, 7/1/2051	660,147	565,418
Pool # FM8516, 3.50%, 7/1/2051	9,873,053	9,065,142
Pool # BT7165, 3.00%, 8/1/2051	4,778,012	4,207,684
Pool # CB1406, 3.00%, 8/1/2051	664,966	587,442
Pool # FM8479, 3.00%, 8/1/2051	516,527	456,416
Pool # BT4709, 2.50%, 9/1/2051	10,322,101	8,690,372
Pool # CB1553, 2.50%, 9/1/2051	3,418,107	2,907,639
Pool # FM8794, 2.50%, 9/1/2051	13,565,263	11,460,409
Pool # FM8813, 3.50%, 9/1/2051	2,663,989	2,444,411
Pool # BT6823, 2.50%, 10/1/2051	3,869,065	3,263,935
Pool # BT9861, 2.50%, 10/1/2051	1,345,926	1,152,375
Pool # BT9883, 2.50%, 10/1/2051	5,204,986	4,456,477
Pool # BU3295, 2.50%, 10/1/2051	10,169,231	8,618,994
Pool # FM9227, 2.50%, 10/1/2051	2,670,402	2,287,476
Pool # FS5389, 2.50%, 11/1/2051	393,893	334,342
Pool # BU3608, 3.00%, 11/1/2051	114,366	101,032
Pool # CB2094, 3.00%, 11/1/2051	830,336	731,995
Pool # FM9776, 3.00%, 11/1/2051	1,185,391	1,048,487

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB2447, 3.50%, 12/1/2051	4,264,580	3,908,396
Pool # BU9885, 2.50%, 1/1/2052	493,470	415,651
Pool # CB2635, 2.50%, 1/1/2052	7,804,025	6,596,552
Pool # FA3773, 2.50%, 1/1/2052	9,296,883	7,891,234
Pool # FS0454, 3.00%, 1/1/2052	10,134,390	8,929,881
Pool # FS3826, 3.00%, 1/1/2052	7,983,749	6,983,446
Pool # FS8807, 3.00%, 1/1/2052	2,095,715	1,852,654
Pool # CB2750, 2.50%, 2/1/2052	1,729,972	1,460,940
Pool # CB2855, 2.50%, 2/1/2052	622,348	535,358
Pool # FS3381, 2.50%, 2/1/2052	925,202	779,792
Pool # CB2899, 3.00%, 2/1/2052	2,307,696	2,030,905
Pool # FS0488, 3.00%, 2/1/2052	1,155,239	1,023,003
Pool # FS0845, 3.00%, 2/1/2052	8,815,825	7,722,507
Pool # BV4133, 2.50%, 3/1/2052	1,120,606	940,639
Pool # CB3031, 2.50%, 3/1/2052	1,058,855	892,194
Pool # FA3784, 2.50%, 3/1/2052	3,975,445	3,374,353
Pool # FS8041, 2.50%, 3/1/2052	3,375,820	2,867,172
Pool # FS8196, 2.50%, 3/1/2052	5,711,482	4,847,885
Pool # BV4200, 3.00%, 3/1/2052	4,145,111	3,633,800
Pool # CB3167, 3.00%, 3/1/2052	1,919,646	1,690,537
Pool # CB3265, 3.00%, 4/1/2052	5,457,040	4,775,386
Pool # CB3360, 3.00%, 4/1/2052	879,761	770,075
Pool # FS3170, 3.00%, 4/1/2052	7,445,046	6,590,868
Pool # BV0242, 3.50%, 4/1/2052	1,754,513	1,605,040
Pool # MA4580, 3.50%, 4/1/2052	4,066,449	3,699,184
Pool # BV7232, 4.00%, 4/1/2052	1,856,896	1,745,641
Pool # CB3384, 4.00%, 4/1/2052	295,069	277,523
Pool # BV5631, 3.00%, 6/1/2052	936,257	825,125
Pool # CB3891, 3.00%, 6/1/2052	13,179,438	11,589,571
Pool # FA1709, 3.00%, 6/1/2052	9,193,210	8,128,463
Pool # FS8114, 3.50%, 6/1/2052	946,692	866,059
Pool # CB3775, 4.00%, 6/1/2052	290,762	273,682
Pool # FS1949, 4.00%, 6/1/2052	2,565,699	2,413,589
Pool # BW0393, 5.00%, 6/1/2052	539,944	535,522
Pool # CB4119, 4.00%, 7/1/2052	25,040,330	23,539,437
Pool # CB4160, 4.50%, 7/1/2052	2,403,129	2,317,348
Pool # CB4037, 5.00%, 7/1/2052	7,074,400	7,024,259
Pool # FS3045, 5.00%, 10/1/2052	3,501,036	3,483,007
Pool # FS2995, 5.50%, 10/1/2052	1,089,178	1,103,765
Pool # CB4927, 6.00%, 10/1/2052	1,067,230	1,103,963
Pool # CB5129, 5.00%, 11/1/2052	7,749,888	7,672,272
Pool # FS3836, 4.50%, 1/1/2053	354,354	341,723
Pool # FA4485, 4.00%, 7/1/2053	14,488,114	13,633,378
Pool # FA5563, 4.00%, 7/1/2053	9,059,536	8,528,994
Pool # FS7276, 5.00%, 9/1/2053	1,161,819	1,148,861
Pool # BY9849, 6.00%, 10/1/2053	520,265	537,025
Pool # DB0320, 5.50%, 3/1/2054	3,421,019	3,465,307
Pool # CB8526, 5.00%, 5/1/2054	3,287,884	3,261,011
Pool # BU5072, 6.00%, 9/1/2054	1,477,521	1,518,924

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DB1954, 5.00%, 11/1/2054	2,011,076	1,979,956
Pool # DB4826, 5.50%, 11/1/2054	3,916,097	3,935,676
Pool # DB4866, 5.50%, 1/1/2055	1,085,424	1,101,394
FNMA, Other
Pool # BS2870, 1.27%, 8/1/2028	334,051	313,008
Pool # BL6257, 2.13%, 11/1/2028	1,155,847	1,097,318
Pool # BS5507, 3.23%, 11/1/2028	515,554	502,176
Pool # BS4928, 2.15%, 3/1/2029	2,646,000	2,482,855
Pool # BS5162, 2.73%, 9/1/2029	1,110,160	1,055,538
Pool # BZ1679, 4.49%, 9/1/2029	1,232,154	1,235,278
Pool # BS7010, 4.81%, 9/1/2029	230,000	232,212
Pool # BL4429, 2.25%, 10/1/2029	284,416	266,984
Pool # BL4592, 2.28%, 11/1/2029	7,000,000	6,561,552
Pool # BL4333, 2.52%, 11/1/2029	358,607	338,528
Pool # BZ1760, 4.82%, 11/1/2029	1,480,158	1,496,581
Pool # BS6161, 4.47%, 8/1/2030	481,409	481,083
Pool # BZ6266, 4.44%, 9/1/2030	3,965,406	3,968,361
Pool # BZ2136, 4.59%, 9/1/2030	986,250	996,383
Pool # BZ5395, 4.76%, 11/1/2030	2,000,000	2,022,096
Pool # BZ5795, 4.78%, 3/1/2031	4,980,388	5,027,054
Pool # BZ0392, 4.82%, 3/1/2031	784,037	794,653
Pool # BZ5797, 4.89%, 3/1/2031	3,267,433	3,307,728
Pool # BZ7110, 4.87%, 5/1/2031	5,333,000	5,404,993
Pool # BZ2621, 4.98%, 6/1/2031	2,755,968	2,805,279
Pool # BZ1791, 4.61%, 8/1/2031	1,000,000	1,004,866
Pool # BZ4826, 5.04%, 8/1/2031	5,000,000	5,108,918
Pool # BZ1524, 5.08%, 9/1/2031	666,584	681,443
Pool # BZ5671, 4.53%, 10/1/2031	3,931,000	3,940,970
Pool # BZ3004, 5.29%, 10/1/2031	2,379,120	2,454,411
Pool # BS3524, 1.97%, 11/1/2031	6,807,137	6,032,164
Pool # BZ6190, 4.43%, 11/1/2031	9,597,070	9,550,230
Pool # BZ1749, 4.24%, 12/1/2031	1,206,931	1,192,122
Pool # BZ2889, 4.37%, 1/1/2032	2,455,160	2,438,855
Pool # BZ1849, 4.74%, 1/1/2032	1,704,202	1,715,550
Pool # BM6898, 2.15%, 2/1/2032 (c)	1,964,377	1,743,334
Pool # BS5337, 3.01%, 4/1/2032	412,874	384,120
Pool # BZ6147, 4.39%, 4/1/2032	3,724,000	3,688,886
Pool # BZ1869, 4.76%, 4/1/2032	1,127,667	1,137,961
Pool # BZ3926, 4.48%, 5/1/2032	1,838,000	1,834,514
Pool # BZ6299, 4.59%, 5/1/2032	5,369,300	5,373,062
Pool # BZ3977, 4.42%, 6/1/2032	2,500,000	2,485,803
Pool # BZ5943, 4.78%, 6/1/2032	4,485,000	4,492,708
Pool # BL7538, 1.52%, 7/1/2032	6,683,996	5,717,052
Pool # AN5759, 3.29%, 7/1/2032	1,092,845	1,024,052
Pool # BS5530, 3.30%, 7/1/2032	826,000	771,894
Pool # BS6132, 3.86%, 7/1/2032	415,000	401,604
Pool # BZ2863, 4.61%, 7/1/2032	3,000,000	3,008,458
Pool # BZ4495, 4.86%, 7/1/2032	2,161,000	2,194,052
Pool # BS9512, 5.13%, 7/1/2032	1,600,000	1,633,028

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS6276, 3.97%, 8/1/2032	680,000	657,261
Pool # BZ5961, 4.37%, 8/1/2032	2,402,000	2,373,154
Pool # AM0762, 3.29%, 9/1/2032	791,234	745,901
Pool # BS5718, 3.46%, 9/1/2032	900,000	845,735
Pool # BS6689, 3.83%, 9/1/2032	390,000	375,863
Pool # BS6417, 3.83%, 10/1/2032	479,784	461,096
Pool # BS6951, 3.90%, 10/1/2032	500,000	481,272
Pool # BS6619, 3.91%, 10/1/2032	582,014	556,694
Pool # BZ5162, 4.09%, 10/1/2032	5,790,000	5,643,586
Pool # BZ4871, 4.23%, 10/1/2032	4,080,000	4,009,648
Pool # BZ5063, 4.47%, 10/1/2032	2,524,591	2,507,697
Pool # BZ5375, 4.48%, 10/1/2032	6,600,000	6,575,007
Pool # BS6731, 3.78%, 11/1/2032	129,461	124,210
Pool # BZ6063, 4.21%, 11/1/2032	3,166,000	3,094,979
Pool # BZ5646, 4.48%, 11/1/2032	3,000,000	2,988,418
Pool # BS5864, 3.75%, 12/1/2032	2,000,000	1,898,879
Pool # BZ5827, 4.27%, 12/1/2032	5,040,000	4,960,804
Pool # BZ2843, 4.60%, 12/1/2032	1,976,000	1,975,744
Pool # BZ1498, 4.92%, 12/1/2032	1,000,000	1,010,482
Pool # BL9952, 1.60%, 1/1/2033	2,000,000	1,682,931
Pool # BZ5699, 4.47%, 1/1/2033	4,978,437	4,940,407
Pool # BZ5455, 4.50%, 1/1/2033	3,800,000	3,775,140
Pool # BZ5572, 4.54%, 1/1/2033	2,188,547	2,180,277
Pool # BZ5273, 4.59%, 1/1/2033	3,350,000	3,339,644
Pool # BZ0159, 4.98%, 1/1/2033	490,000	499,168
Pool # BZ1867, 4.74%, 3/1/2033	1,815,581	1,826,633
Pool # BS1899, 2.17%, 5/1/2033	605,000	523,757
Pool # BZ3536, 4.90%, 5/1/2033	3,542,922	3,567,974
Pool # BZ4028, 5.17%, 5/1/2033	3,050,000	3,121,155
Pool # BZ4501, 4.44%, 9/1/2033	3,585,000	3,532,287
Pool # BS9616, 4.79%, 9/1/2033	300,000	302,717
Pool # BZ5590, 4.64%, 10/1/2033	2,821,521	2,805,292
Pool # BZ5014, 4.96%, 10/1/2033	1,167,873	1,179,699
Pool # BZ6298, 4.34%, 11/1/2033	3,631,000	3,550,222
Pool # BZ6301, 4.34%, 11/1/2033	2,348,000	2,294,570
Pool # BZ4848, 4.95%, 11/1/2033	1,179,000	1,189,805
Pool # BZ4849, 4.95%, 11/1/2033	1,257,000	1,268,519
Pool # BZ0419, 4.25%, 1/1/2034	605,000	591,001
Pool # BZ4491, 4.84%, 1/1/2034	4,000,000	4,023,724
Pool # BZ3975, 4.96%, 1/1/2034	1,000,000	1,015,720
Pool # BZ0430, 4.32%, 2/1/2034	325,000	319,805
Pool # BZ2852, 5.03%, 2/1/2034	2,021,000	2,062,240
Pool # BZ0401, 4.52%, 3/1/2034	400,000	397,370
Pool # BL2213, 3.34%, 5/1/2034	966,837	892,789
Pool # BZ0567, 4.94%, 5/1/2034	4,000,000	4,055,260
Pool # BZ0565, 5.04%, 5/1/2034	1,000,000	1,018,439
Pool # BZ2861, 5.03%, 6/1/2034	2,831,000	2,887,388
Pool # BZ1884, 4.23%, 9/1/2034	5,000,000	4,878,856
Pool # BL3772, 2.92%, 10/1/2034	104,886	94,105

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ2030, 4.39%, 10/1/2034	5,000,000	4,894,994
Pool # BZ2256, 4.71%, 11/1/2034	1,961,150	1,969,999
Pool # BZ3962, 4.53%, 5/1/2035	3,590,000	3,562,145
Pool # BL7071, 1.91%, 6/1/2035	383,000	305,883
Pool # BS8613, 4.55%, 6/1/2035	3,000,000	2,960,739
Pool # BZ4143, 5.12%, 6/1/2035	1,649,000	1,699,543
Pool # BZ4282, 4.85%, 7/1/2035	2,618,000	2,657,467
Pool # BZ4467, 5.12%, 8/1/2035	3,535,000	3,635,437
Pool # BZ5077, 4.85%, 10/1/2035	2,000,000	2,028,404
Pool # BZ5116, 4.96%, 10/1/2035	4,000,000	4,064,556
Pool # BZ4027, 5.33%, 11/1/2035	1,550,000	1,613,502
Pool # BZ3973, 5.01%, 12/1/2035	1,883,379	1,908,101
Pool # AN4430, 3.61%, 1/1/2037	364,277	348,364
Pool # BS5761, 3.87%, 6/1/2037	100,000	92,511
Pool # MA1177, 3.50%, 9/1/2042	41,192	38,519
Pool # CA4632, 4.00%, 11/1/2043	504,715	484,709
Pool # BF0200, 3.50%, 11/1/2051	2,119,727	1,922,999
Pool # BF0454, 3.00%, 10/1/2053	539,057	484,261
Pool # BF0078, 4.00%, 4/1/2056	2,860,574	2,685,078
Pool # BF0189, 3.00%, 6/1/2057	596,702	515,662
Pool # BF0191, 4.00%, 6/1/2057	5,592,818	5,249,643
Pool # BF0262, 3.00%, 5/1/2058	3,349,160	2,894,287
Pool # BF0396, 2.50%, 8/1/2059	5,244,058	4,366,272
Pool # BF0440, 3.00%, 1/1/2060	349,302	302,933
Pool # BF0503, 3.00%, 9/1/2060	2,699,566	2,319,381
Pool # BF0546, 2.50%, 7/1/2061	903,985	739,755
Pool # BF0560, 2.50%, 9/1/2061	7,861,957	6,433,616
Pool # BF0561, 3.00%, 9/1/2061	2,662,626	2,281,030
Pool # BF0586, 5.00%, 12/1/2061	805,258	796,346
Pool # BF0646, 2.50%, 6/1/2062	831,748	682,181
Pool # BF0695, 3.50%, 12/1/2062	7,991,439	7,247,737
Pool # BF0720, 4.00%, 3/1/2063	3,042,980	2,794,254
Pool # BF0770, 4.50%, 9/1/2063	4,105,238	3,941,659
Pool # BF0802, 2.50%, 4/1/2064	3,576,102	2,941,841
Pool # BF0804, 3.00%, 4/1/2064	3,477,605	3,004,996
Pool # BF0809, 4.00%, 4/1/2064	4,250,790	3,967,446
Pool # BF0812, 4.50%, 4/1/2064	2,330,776	2,237,892
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2056 (e)	31,000,000	25,934,669
TBA, 5.00%, 6/25/2056 (e)	65,000,000	63,943,148
TBA, 5.50%, 6/25/2056 (e)	48,800,000	49,015,378
GNMA I, 30 Year Pool # CU0301, 6.50%, 5/15/2053	1,031,653	1,084,417
GNMA II Pool # CK7234, ARM, 5.29%, 2/20/2072 (c)	439,891	456,295
GNMA II, 30 Year
Pool # AQ6679, 3.50%, 10/20/2045	112,248	101,711
Pool # AK8802, 3.75%, 3/20/2046	278,626	257,533
Pool # 785445, 2.50%, 3/20/2051	4,926,126	4,157,542
Pool # MA7705, 2.50%, 11/20/2051	13,481,263	11,544,141
Pool # 787112, 2.50%, 12/20/2051	11,926,148	10,197,128

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 788051, 3.00%, 12/20/2051	4,142,953	3,719,260
Pool # 787457, 4.00%, 3/20/2052	1,340,038	1,272,753
Pool # 788236, 4.50%, 3/20/2052	6,499,421	6,252,973
Pool # 787010, 3.50%, 4/20/2052	4,524,870	4,109,489
Pool # MA8097, 2.50%, 6/20/2052	24,769,402	21,208,035
Pool # MA8197, 2.50%, 8/20/2052	7,568,642	6,509,208
Pool # MA8342, 2.00%, 10/20/2052	3,676,863	3,020,616
Pool # MA8343, 2.50%, 10/20/2052	2,431,062	2,083,512
Pool # MA8346, 4.00%, 10/20/2052	15,910,325	14,964,603
Pool # MA8422, 2.00%, 11/20/2052	1,572,555	1,292,228
Pool # MA8485, 2.50%, 12/20/2052	3,492,616	2,993,692
Pool # CO8957, 5.00%, 12/20/2052	674,242	661,418
Pool # MA8563, 2.00%, 1/20/2053	1,559,558	1,288,790
Pool # MA8642, 2.50%, 2/20/2053	8,985,190	7,712,829
Pool # MA8644, 3.50%, 2/20/2053	473,683	434,008
Pool # MA8720, 2.50%, 3/20/2053	1,787,742	1,530,722
Pool # MA8795, 2.50%, 4/20/2053	2,919,134	2,504,869
Pool # MA8797, 3.50%, 4/20/2053	7,357,015	6,763,729
Pool # 786842, 4.00%, 4/20/2053	1,324,102	1,246,346
Pool # MA8873, 2.50%, 5/20/2053	5,247,988	4,498,666
Pool # MA8943, 3.00%, 6/20/2053	24,779,352	22,140,884
Pool # MA8944, 3.50%, 6/20/2053	3,123,834	2,862,195
Pool # MA9011, 2.50%, 7/20/2053	5,311,344	4,554,597
Pool # MA9100, 2.50%, 8/20/2053	3,735,276	3,205,981
Pool # MA9101, 3.00%, 8/20/2053	2,894,435	2,591,007
Pool # MA9165, 2.50%, 9/20/2053	5,753,894	4,931,989
Pool # MA9299, 2.50%, 10/20/2053	3,760,755	3,225,940
Pool # CX2674, 6.00%, 10/20/2053	221,831	228,859
Pool # MA9419, 3.50%, 1/20/2054	2,120,564	1,960,056
Pool # MA9483, 3.00%, 2/20/2054	3,734,763	3,346,127
Pool # MA9484, 3.50%, 2/20/2054	2,185,872	1,989,833
Pool # MA9663, 3.00%, 4/20/2054	6,443,986	5,761,842
Pool # MA9719, 2.50%, 6/20/2054	5,211,466	4,471,624
Pool # DD2409, 6.50%, 6/20/2054	369,140	383,483
Pool # DD0108, 6.50%, 7/20/2054	1,372,647	1,472,596
Pool # DD0109, 7.00%, 7/20/2054	708,852	752,521
Pool # MA9846, 3.00%, 8/20/2054	6,759,527	6,041,185
Pool # DD0094, 7.00%, 8/20/2054	1,018,361	1,081,098
Pool # MA9960, 3.00%, 10/20/2054	5,941,479	5,307,498
Pool # DE2936, 6.00%, 12/20/2054	933,944	960,704
Pool # DF2932, 6.50%, 12/20/2054	1,969,319	2,112,718
Pool # DF2931, 7.00%, 12/20/2054	1,973,424	2,095,001
Pool # MB0142, 3.00%, 1/20/2055	3,548,459	3,158,076
Pool # DE2954, 6.50%, 2/20/2055	506,446	532,936
Pool # DH0806, 7.00%, 2/20/2055	5,145,972	5,463,004
Pool # DH0808, 7.50%, 2/20/2055	2,990,328	3,191,999
Pool # DH0816, 6.50%, 3/20/2055	2,821,819	3,027,298
Pool # MB0418, 2.50%, 4/20/2055	13,674,853	11,725,564
Pool # DJ6101, 7.00%, 4/20/2055	2,080,551	2,208,731

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DH0822, 7.50%, 4/20/2055	1,473,880	1,573,280
Pool # DJ6103, 6.50%, 5/20/2055	1,716,767	1,841,781
Pool # DJ6116, 7.00%, 5/20/2055	1,484,910	1,576,394
Pool # DJ6126, 6.50%, 6/20/2055	3,208,766	3,442,427
Pool # DI4920, 5.50%, 7/20/2055	2,965,656	3,004,761
Pool # MB0617, 2.50%, 8/20/2055	6,006,138	5,153,160
Pool # DI4702, 5.50%, 8/20/2055	5,442,962	5,547,892
Pool # DI1028, 6.00%, 8/20/2055	999,579	1,039,731
Pool # DI4701, 6.50%, 8/20/2055	4,009,158	4,264,821
Pool # DK7875, 6.50%, 8/20/2055	2,786,976	2,967,218
Pool # DL8785, 6.50%, 8/20/2055	4,960,188	5,261,546
Pool # DM2050, 6.50%, 8/20/2055	1,438,401	1,513,641
Pool # MB0618, 3.00%, 9/20/2055	8,845,960	7,877,816
Pool # DL2983, 6.00%, 9/20/2055	4,956,747	5,143,848
Pool # DL2981, 6.50%, 9/20/2055	1,803,293	1,934,611
Pool # DL2982, 6.50%, 9/20/2055	4,955,134	5,315,953
Pool # DM9161, 6.50%, 9/20/2055	5,075,948	5,445,565
Pool # DM9168, 6.50%, 9/20/2055	4,963,812	5,325,266
Pool # MB0680, 2.50%, 10/20/2055	16,421,727	14,070,752
Pool # DM2067, 5.50%, 10/20/2055	2,390,107	2,415,779
Pool # DN0965, 5.50%, 10/20/2055	2,466,741	2,502,783
Pool # DM2070, 6.00%, 10/20/2055	3,323,327	3,422,586
Pool # DN0966, 6.00%, 10/20/2055	2,929,332	3,036,358
Pool # DN6001, 6.50%, 10/20/2055	3,476,968	3,656,749
Pool # MB0740, 2.50%, 11/20/2055	7,453,881	6,384,837
Pool # 788620, 2.50%, 3/20/2056	25,940,341	22,279,812
Pool # MB1065, 2.50%, 4/20/2056	4,978,351	4,262,866
Pool # DP8368, 6.50%, 4/20/2056	1,559,712	1,630,010
GNMA II, Other
Pool # AD0019, 3.50%, 2/20/2033	572,353	553,149
Pool # 787496, 6.00%, 7/20/2064	363,675	371,896
Pool # 787826, 4.00%, 1/20/2065	1,477,865	1,382,799
Pool # 788087, 3.50%, 7/20/2065	13,478,425	12,261,777
Pool # 788066, 4.00%, 7/20/2065	16,947,080	15,877,973
Pool # 788599, 3.00%, 8/20/2065	3,856,869	3,402,372
Pool # 788557, 3.50%, 8/20/2065	10,230,128	9,169,152
Pool # 788558, 4.00%, 11/20/2065	10,163,474	9,509,899
Pool # 788564, 3.50%, 4/20/2066	5,523,753	4,950,849
Pool # 788583, 4.50%, 4/20/2066	6,430,747	6,168,173
Total Mortgage-Backed Securities (Cost $1,373,968,607)		1,374,735,754
Corporate Bonds — 15.2%
Aerospace & Defense — 0.2%
Boeing Co. (The)
3.38%, 6/15/2046	4,660,000	3,270,459
3.63%, 3/1/2048	1,450,000	1,036,215
5.81%, 5/1/2050	3,620,000	3,583,753
3.83%, 3/1/2059	1,000,000	694,471
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (b)	5,235,000	5,178,236

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Aerospace & Defense — continued
Leidos, Inc.
2.30%, 2/15/2031	1,250,000	1,116,752
5.00%, 3/15/2036	2,195,000	2,127,063
Textron, Inc. 5.50%, 5/15/2035	1,200,000	1,223,400
		18,230,349
Banks — 5.1%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (f)	500,000	507,747
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (f)	1,190,000	1,208,236
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (f)	18,170,000	18,845,341
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	4,400,000	4,280,697
Banco Santander SA (Spain) 5.13%, 11/6/2035	14,000,000	13,741,879
Bank of America Corp.
(SOFR + 1.04%), 4.70%, 4/23/2032 (f)	3,550,000	3,528,522
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	500,000	445,715
(SOFR + 2.16%), 5.02%, 7/22/2033 (f)	500,000	502,650
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	11,030,000	11,279,101
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	5,650,000	5,788,140
(SOFR + 1.13%), 5.05%, 2/6/2037 (f)	16,305,000	16,073,369
(SOFR + 1.93%), 2.68%, 6/19/2041 (f)	2,545,000	1,846,088
Bank of Ireland Group plc (Ireland)
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (f)	445,000	454,439
(SOFRINDX + 1.16%), 5.00%, 11/12/2032 (b) (f)	7,340,000	7,333,911
Bank of Montreal (Canada) Series J, (SOFR + 0.97%), 4.44%, 1/14/2032 (f)	2,155,000	2,122,221
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.97%), 4.90%, 6/5/2032 (e) (f)	6,220,000	6,227,031
(SOFR + 1.05%), 4.81%, 2/2/2034 (f)	4,015,000	3,963,165
Banque Federative du Credit Mutuel SA (France)
5.54%, 1/22/2030 (b)	835,000	856,468
4.54%, 1/15/2031 (b)	6,930,000	6,832,256
5.11%, 1/15/2036 (b)	3,685,000	3,618,152
Barclays plc (United Kingdom)
(SOFR + 1.14%), 4.52%, 2/24/2032 (f)	1,330,000	1,302,117
(SOFR + 1.91%), 5.34%, 9/10/2035 (f)	1,000,000	994,674
(SOFR + 1.59%), 5.79%, 2/25/2036 (f)	1,005,000	1,025,482
(SOFR + 1.51%), 5.21%, 2/24/2037 (f)	2,895,000	2,818,487
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (Mexico) 5.40%, 6/3/2031 (b)	4,981,000	4,987,226
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (f)	400,000	405,248
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (f)	4,383,000	4,533,247
(SOFR + 1.92%), 5.91%, 11/19/2035 (b) (f)	6,000,000	6,120,878
BPCE SA (France)
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (f)	2,155,000	2,183,558
(SOFR + 1.22%), 5.18%, 6/2/2032 (b) (f)	9,680,000	9,700,609
(SOFR + 2.59%), 7.00%, 10/19/2034 (b) (f)	1,000,000	1,092,566
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (f)	3,250,000	3,336,747
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (f)	10,855,000	11,354,741

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (f)	2,045,000	2,098,831
(SOFR + 1.63%), 5.77%, 6/2/2037 (b) (f)	6,330,000	6,365,562
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (b) (f)	313,000	320,549
(SOFR + 1.21%), 4.82%, 4/22/2032 (b) (f)	2,080,000	2,067,530
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (f)	448,000	489,269
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (f)	6,510,000	6,796,306
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (f)	14,955,000	15,124,662
Citigroup, Inc.
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	1,026,000	1,021,861
(SOFR + 1.17%), 4.50%, 9/11/2031 (f)	2,000,000	1,978,736
(SOFR + 1.45%), 5.45%, 6/11/2035 (f)	3,275,000	3,332,425
(SOFR + 1.47%), 5.33%, 3/27/2036 (f)	3,755,000	3,783,599
(SOFR + 1.49%), 5.17%, 9/11/2036 (f)	7,500,000	7,463,250
(SOFR + 1.75%), 5.61%, 3/4/2056 (f)	1,000,000	979,820
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (f)	2,440,000	2,457,332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (b) (f)	1,800,000	1,867,590
Credit Agricole SA (France)
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (f)	374,000	378,080
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (f)	1,605,000	1,654,111
(SOFR + 1.43%), 5.26%, 1/12/2037 (b) (f)	6,810,000	6,703,785
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (f)	400,000	410,209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (f)	4,300,000	4,325,357
Fifth Third Bancorp (SOFR + 1.24%), 5.14%, 1/29/2037 (f)	2,820,000	2,763,062
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	1,480,000	1,501,344
(SOFR + 1.29%), 5.13%, 3/3/2031 (f)	980,000	989,087
(SOFR + 1.32%), 5.21%, 5/12/2034 (f)	5,000,000	4,991,232
(SOFR + 1.43%), 5.13%, 11/6/2036 (f)	4,855,000	4,784,459
(SOFR + 1.55%), 5.28%, 3/10/2037 (f)	9,265,000	9,166,711
ING Groep NV (Netherlands)
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (f)	1,550,000	1,542,994
(SOFR + 1.61%), 5.53%, 3/25/2036 (f)	1,000,000	1,017,041
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (f)	1,520,000	1,523,492
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (f)	6,526,000	6,415,655
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (f)	810,000	817,439
(SOFR + 1.37%), 5.31%, 1/28/2037 (f)	1,650,000	1,626,153
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (f)	3,570,000	3,606,263
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (f)	2,180,000	2,176,556
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (f)	3,160,000	3,115,149
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.98%), 5.87%, 4/21/2047 (f)	4,430,000	4,489,589
Mizuho Bank Ltd. (Japan) 5.77%, 4/16/2046 (b)	3,800,000	3,804,400

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (f)	2,000,000	2,025,548
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (f)	4,565,000	4,559,960
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (f)	565,000	567,973
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (f)	792,000	797,727
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (f)	7,480,000	7,753,766
PNC Financial Services Group, Inc. (The)
(SOFR + 1.39%), 5.58%, 1/29/2036 (f)	2,000,000	2,050,522
(SOFR + 1.42%), 5.37%, 7/21/2036 (f)	1,375,000	1,388,458
Santander Holdings USA, Inc. (SOFR + 2.14%), 6.34%, 5/31/2035 (f)	5,550,000	5,875,731
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (f)	1,535,000	1,521,732
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (f)	680,000	680,470
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (f)	2,050,000	2,102,594
(SOFRINDX + 1.58%), 5.14%, 9/22/2036 (f)	1,510,000	1,465,980
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (b)	1,445,000	1,432,483
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	435,000	437,774
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (f)	200,000	203,708
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (f)	2,225,000	2,019,629
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (f)	2,455,000	2,553,331
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (f)	9,214,000	9,554,481
(SOFR + 1.73%), 5.44%, 10/3/2036 (b) (f)	6,000,000	5,912,212
(SOFR + 1.60%), 5.40%, 4/10/2037 (b) (f)	11,045,000	10,817,393
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (f)	580,000	584,134
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (f)	1,085,000	1,063,392
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.42%, 7/9/2031	400,000	410,293
(SOFR + 1.38%), 4.95%, 7/8/2033 (f)	2,500,000	2,495,701
(SOFR + 1.36%), 5.57%, 1/15/2047 (f)	3,755,000	3,691,920
Toronto-Dominion Bank (The) (Canada) 4.87%, 4/22/2033	4,500,000	4,469,930
Truist Financial Corp.
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	1,615,000	1,664,340
(SOFR + 1.40%), 4.96%, 10/23/2036 (f)	10,925,000	10,592,083
Series I, (SOFR + 1.41%), 5.28%, 4/23/2037 (f)	1,700,000	1,684,073
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (f)	1,000,000	1,013,955
(SOFR + 1.86%), 5.68%, 1/23/2035 (f)	1,685,000	1,740,462
Wells Fargo & Co.
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	535,000	546,402
(SOFR + 1.38%), 5.21%, 12/3/2035 (f)	4,910,000	4,915,260
(SOFR + 1.74%), 5.61%, 4/23/2036 (f)	17,971,000	18,436,599
(SOFR + 1.34%), 4.89%, 9/15/2036 (f)	790,000	771,799
(SOFR + 1.10%), 4.96%, 1/23/2037 (f)	17,010,000	16,612,103
		417,674,116

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — 0.0% ^
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (b)	1,400,000	1,400,814
5.70%, 3/26/2036 (b)	1,078,000	1,089,434
		2,490,248
Biotechnology — 0.3%
AbbVie, Inc.
4.75%, 3/15/2036	1,700,000	1,666,114
4.85%, 6/15/2044	1,000,000	918,106
5.55%, 3/15/2056	5,605,000	5,497,431
Amgen, Inc.
4.85%, 2/19/2036	4,425,000	4,337,561
4.66%, 6/15/2051	3,200,000	2,715,421
5.65%, 3/2/2053	1,664,000	1,617,706
Biogen, Inc.
5.75%, 5/15/2035	770,000	802,045
3.25%, 2/15/2051	3,900,000	2,550,491
6.45%, 5/15/2055	1,500,000	1,595,225
Gilead Sciences, Inc. 5.60%, 11/15/2064	1,000,000	983,944
		22,684,044
Broadline Retail — 0.1%
Amazon.com, Inc.
4.88%, 3/13/2036	5,730,000	5,661,086
5.80%, 3/13/2056	2,350,000	2,352,243
		8,013,329
Capital Markets — 1.5%
Deutsche Bank AG (Germany)
(SOFR + 1.21%), 5.37%, 1/10/2029 (f)	2,000,000	2,022,380
(SOFR + 3.18%), 6.72%, 1/18/2029 (f)	175,000	180,695
(SOFR + 1.10%), 4.47%, 12/10/2031 (f)	825,000	811,752
(SOFR + 1.72%), 3.04%, 5/28/2032 (f)	445,000	404,883
Goldman Sachs Group, Inc. (The)
(SOFR + 0.96%), 4.52%, 1/21/2032 (f)	10,000,000	9,845,656
(SOFR + 1.03%), 4.97%, 6/3/2032 (f)	8,000,000	8,018,840
(SOFR + 1.34%), 5.09%, 4/20/2034 (f)	4,685,000	4,675,198
(SOFR + 1.55%), 5.85%, 4/25/2035 (f)	350,000	364,377
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	1,070,000	1,076,877
(SOFR + 1.42%), 5.02%, 10/23/2035 (f)	2,000,000	1,970,431
(SOFR + 1.38%), 5.54%, 1/28/2036 (f)	18,305,000	18,624,416
(SOFR + 1.33%), 4.94%, 10/21/2036 (f)	1,905,000	1,850,260
(SOFR + 1.19%), 5.07%, 1/21/2037 (f)	6,320,000	6,182,628
(SOFR + 1.31%), 5.43%, 6/3/2037 (f)	5,000,000	5,026,428
Morgan Stanley
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (f)	1,070,000	1,050,053
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (f)	2,990,000	2,977,289
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	561,000	571,966
(SOFR + 1.42%), 5.59%, 1/18/2036 (f)	14,000,000	14,354,255

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (f)	11,820,000	11,469,634
(SOFR + 1.18%), 5.07%, 1/30/2037 (f)	2,945,000	2,883,840
(SOFRINDX + 1.41%), 5.30%, 4/10/2037 (f)	310,000	309,162
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	1,200,000	917,462
(SOFR + 1.78%), 5.90%, 3/13/2047 (f)	10,000,000	10,148,662
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (f)	1,070,000	1,042,084
UBS Group AG (Switzerland)
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)	250,000	229,490
(SOFR + 1.29%), 4.84%, 11/6/2033 (b) (f)	4,800,000	4,714,450
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (f)	636,000	678,320
(SOFR + 1.76%), 5.58%, 5/9/2036 (b) (f)	2,000,000	2,038,946
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (f)	1,310,000	1,276,961
(SOFR + 1.34%), 5.20%, 8/10/2037 (b) (f)	4,165,000	4,100,257
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (b) (f)	1,000,000	957,719
		120,775,371
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,059,000	1,047,117
5.42%, 11/15/2048	316,000	298,913
EIDP, Inc. 5.13%, 5/15/2032	1,500,000	1,520,120
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	7,800,000	7,014,018
		9,880,168
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 5.04%, 3/25/2030 (b)	800,000	807,043
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	1,475,000	1,470,636
Consumer Finance — 0.7%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/30/2032	730,000	667,973
4.75%, 1/15/2033	1,770,000	1,734,397
5.00%, 11/15/2035	765,000	742,690
3.85%, 10/29/2041	1,520,000	1,229,332
Aircastle Ltd.
5.25%, 3/15/2030 (b)	525,000	529,271
5.00%, 9/15/2030 (b)	265,000	264,222
5.00%, 5/15/2031 (b)	6,100,000	6,042,728
5.75%, 10/1/2031 (b)	1,443,000	1,479,477
Ally Financial, Inc. (SOFR + 2.82%), 6.85%, 1/3/2030 (f)	2,000,000	2,084,033
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (f)	420,000	420,505
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (f)	1,935,000	1,975,186
(SOFR + 1.24%), 4.80%, 10/24/2036 (f)	1,535,000	1,485,412
Avolon Holdings Funding Ltd. (Ireland)
4.95%, 1/15/2028 (b)	1,500,000	1,504,440
5.75%, 3/1/2029 (b)	850,000	868,199
5.15%, 1/15/2030 (b)	3,732,000	3,749,615

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
4.90%, 10/10/2030 (b)	928,000	921,086
4.70%, 1/30/2031 (b)	1,460,000	1,433,567
4.95%, 10/15/2032 (b)	5,823,000	5,678,939
4.85%, 4/1/2033 (b)	1,585,000	1,530,944
Capital One Financial Corp.
(SOFR + 1.63%), 5.20%, 9/11/2036 (f)	4,875,000	4,749,070
(SOFR + 1.51%), 5.40%, 1/30/2037 (f)	5,400,000	5,330,753
Medallion Financial Corp. Series QIB, 8.25%, 5/1/2031 (b)	9,000,000	8,982,900
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (f)	1,844,000	1,880,292
		55,285,031
Consumer Staples Distribution & Retail — 0.0% ^
CVS Pass-Through Trust 7.51%, 1/10/2032 (b)	809,228	852,608
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc.
5.10%, 3/17/2030	1,645,000	1,665,925
5.13%, 3/12/2036	3,725,000	3,656,914
Packaging Corp. of America 5.20%, 8/15/2035	1,005,000	1,004,470
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	755,000	763,028
		7,090,337
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (b)	6,420,244	6,452,345
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	2,990,000	2,962,465
4.70%, 3/15/2033	2,000,000	1,958,600
		4,921,065
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
4.55%, 11/1/2032	1,685,000	1,654,621
5.13%, 4/30/2036	850,000	838,165
3.55%, 9/15/2055	9,940,000	6,498,830
6.20%, 10/30/2056	5,000,000	5,032,721
3.80%, 12/1/2057	1,005,000	682,889
Bell Telephone Co. of Canada or Bell Canada (Canada) 5.45%, 11/15/2036 (e)	5,940,000	5,955,366
Comcast Corp.
5.30%, 6/1/2034	500,000	508,112
5.17%, 1/15/2037 (b)	1,189,000	1,160,848
3.25%, 11/1/2039	1,210,000	936,087
3.40%, 7/15/2046	5,000,000	3,446,872
4.00%, 11/1/2049	2,785,000	2,036,941
2.94%, 11/1/2056	1,830,000	1,026,320
Orange SA (France) 4.75%, 1/13/2033 (b)	5,610,000	5,545,270
Verizon Communications, Inc. 2.99%, 10/30/2056	1,440,000	855,813
		36,178,855

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — 1.0%
Appalachian Power Recovery Funding LLC Series A-3, 5.84%, 4/1/2046	3,340,000	3,381,598
Duke Energy Corp. 5.70%, 9/15/2055	1,110,000	1,065,038
Emera US Finance LP (Canada) 4.75%, 6/15/2046	6,885,000	5,838,242
ENEL Finance International NV (Italy)
5.50%, 6/26/2034 (b)	350,000	355,293
5.00%, 9/30/2035 (b)	1,425,000	1,389,855
Entergy Louisiana LLC 5.80%, 3/15/2055	440,000	438,775
Entergy Texas, Inc. 5.55%, 9/15/2054	564,000	538,354
Evergy Kansas Central, Inc. 5.25%, 3/15/2035	500,000	504,174
Evergy Missouri West, Inc. 5.25%, 12/15/2035 (b)	750,000	742,804
Exelon Corp. 5.88%, 3/15/2055	1,000,000	989,579
Florida Power & Light Co. 5.80%, 3/15/2065	490,000	486,563
ITC Holdings Corp.
5.50%, 4/15/2036 (b)	1,510,000	1,526,504
5.30%, 7/1/2043	2,435,000	2,251,832
NextEra Energy Capital Holdings, Inc. 5.90%, 3/15/2055	1,415,000	1,399,446
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (b)	720,000	715,484
NRG Energy, Inc. 5.41%, 10/15/2035 (b)	6,325,000	6,210,666
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	450,000	433,171
Oncor Electric Delivery Co. LLC
5.30%, 6/1/2042	650,000	625,845
5.80%, 4/1/2055	1,000,000	1,004,505
Pacific Gas and Electric Co.
5.70%, 3/1/2035	1,695,000	1,717,544
6.00%, 8/15/2035	640,000	660,309
4.50%, 7/1/2040	955,000	824,752
3.75%, 8/15/2042 (d)	3,000,000	2,261,804
4.30%, 3/15/2045	745,000	586,700
4.95%, 7/1/2050	8,680,000	7,279,377
6.75%, 1/15/2053	1,500,000	1,577,038
6.10%, 10/15/2055	2,600,000	2,524,535
6.00%, 5/1/2056	3,535,000	3,396,659
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	290,000	288,016
Series A-3, 5.53%, 6/1/2049	345,000	340,663
Public Service Co. of Oklahoma 5.45%, 1/15/2036	2,470,000	2,495,593
SCE Recovery Funding LLC 5.34%, 3/15/2045	1,535,000	1,517,689
Southern California Edison Co.
5.88%, 12/1/2053	610,000	580,035
5.75%, 4/15/2054	4,550,000	4,219,454
5.90%, 3/1/2055	55,000	52,332
Virginia Electric and Power Co. 5.65%, 3/15/2055	1,500,000	1,470,531
Vistra Operations Co. LLC
4.38%, 5/1/2029 (b)	3,700,000	3,628,519
4.60%, 10/15/2030 (b)	1,994,000	1,954,985
6.00%, 4/15/2034 (b)	2,421,000	2,494,325
5.70%, 12/30/2034 (b)	4,145,000	4,193,186

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.25%, 10/15/2035 (b)	3,920,000	3,808,649
5.35%, 1/31/2036 (b)	1,715,000	1,676,979
		79,447,402
Electrical Equipment — 0.1%
Eaton Corp.
4.50%, 3/6/2033	4,185,000	4,114,158
4.80%, 3/6/2036	3,230,000	3,177,544
		7,291,702
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	2,110,000	1,997,021
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 4.65%, 6/15/2033	4,245,000	4,168,397
Financial Services — 1.2%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	3,000,000	2,996,250
BCAP LLC Trust 0.00%, 9/17/2027 ‡	30,735,479	30,735,479
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (c)	3,975,460	3,975,460
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	9,993,722	9,981,229
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	2,213,000	2,196,578
Fiserv, Inc. 5.15%, 8/12/2034	1,325,000	1,291,648
Global Payments, Inc.
5.20%, 11/15/2032	4,675,000	4,588,582
5.40%, 3/15/2033	543,000	535,782
5.55%, 11/15/2035	6,570,000	6,409,498
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	17,587,298	18,026,981
Nationwide Building Society (United Kingdom) (SOFR + 1.65%), 5.54%, 7/14/2036 (b) (f)	10,200,000	10,308,064
Shell International Finance BV 2.88%, 11/26/2041	937,000	685,200
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	4,316,321	4,316,321
		96,047,072
Food Products — 0.3%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	5,256,000	5,097,816
5.15%, 8/4/2035	1,830,000	1,828,600
JBS NV
5.63%, 3/10/2037 (b)	1,200,000	1,196,400
6.50%, 12/1/2052	6,155,000	6,221,339
6.38%, 2/25/2055	585,000	584,234
6.38%, 4/15/2066	2,020,000	1,974,186
Kraft Heinz Foods Co.
4.38%, 6/1/2046	849,000	681,630
4.88%, 10/1/2049	2,200,000	1,838,655
Mars, Inc. 5.65%, 5/1/2045 (b)	1,310,000	1,298,963
		20,721,823
Gas Utilities — 0.0% ^
Atmos Energy Corp. 5.00%, 12/15/2054	629,000	565,268

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — 0.0% ^
Canadian Pacific Railway Co. (Canada) 4.80%, 8/1/2045	700,000	631,217
SMBC Aviation Capital Finance DAC (Ireland) 5.25%, 11/26/2035 (b)	700,000	688,051
		1,319,268
Health Care Equipment & Supplies — 0.1%
Solventum Corp.
5.60%, 3/23/2034	4,903,000	5,029,030
5.90%, 4/30/2054	5,000,000	4,948,062
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	2,065,000	2,107,464
		12,084,556
Health Care Providers & Services — 0.5%
Aetna, Inc. 4.75%, 3/15/2044	1,000,000	854,733
Cardinal Health, Inc. 5.15%, 9/15/2035	2,165,000	2,157,567
Cencora, Inc. 5.15%, 2/15/2035	775,000	776,370
Cigna Group (The)
5.25%, 1/15/2036	1,212,000	1,216,588
3.20%, 3/15/2040	1,429,000	1,117,084
HCA, Inc.
5.75%, 3/1/2035	3,195,000	3,287,997
4.90%, 11/15/2035	1,530,000	1,480,850
5.30%, 5/15/2036	7,500,000	7,415,768
4.63%, 3/15/2052	1,435,000	1,155,550
5.95%, 9/15/2054	5,100,000	4,957,645
6.20%, 3/1/2055	2,000,000	2,009,164
6.10%, 4/1/2064	825,000	814,154
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	10,816,682	10,924,848
UnitedHealth Group, Inc.
5.70%, 10/15/2040	400,000	408,470
5.63%, 7/15/2054	670,000	650,561
		39,227,349
Health Care REITs — 0.0% ^
Healthpeak OP LLC 5.38%, 2/15/2035	1,135,000	1,144,569
Ventas Realty LP 5.00%, 1/15/2035	1,000,000	984,417
		2,128,986
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	3,440,000	3,495,695
Constellation Energy Generation LLC
5.75%, 10/1/2041	455,000	457,280
5.60%, 6/15/2042	850,000	840,710
		4,793,685
Industrial REITs — 0.0% ^
Goodman US Finance Eight LLC (Australia) 5.88%, 4/28/2046 (b)	915,000	901,366
Insurance — 0.0% ^
Corebridge Global Funding 4.90%, 8/21/2032 (b)	560,000	554,778
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	1,395,000	1,417,966
		1,972,744

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — 0.6%
Alphabet, Inc.
5.50%, 2/15/2046	2,115,000	2,094,935
5.65%, 2/15/2056	3,105,000	3,086,681
5.75%, 2/15/2066	1,910,000	1,895,252
Meta Platforms, Inc.
4.60%, 11/15/2032	7,410,000	7,318,426
4.88%, 11/15/2035	4,610,000	4,504,255
5.25%, 5/15/2036	3,510,000	3,507,032
5.50%, 11/15/2045	5,430,000	5,097,006
5.40%, 8/15/2054	6,500,000	5,818,928
5.63%, 11/15/2055	4,165,000	3,840,507
6.30%, 5/15/2056	9,265,000	9,348,485
		46,511,507
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	3,655,000	3,609,321
Media — 0.2%
Charter Communications Operating LLC
4.40%, 4/1/2033	1,000,000	924,665
3.50%, 3/1/2042	700,000	482,257
5.38%, 5/1/2047	6,835,000	5,514,044
3.70%, 4/1/2051	950,000	585,987
3.90%, 6/1/2052	4,000,000	2,541,217
Time Warner Cable LLC
5.88%, 11/15/2040	3,000,000	2,697,353
5.50%, 9/1/2041	3,360,000	2,899,167
		15,644,690
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (b)	1,200,000	1,101,348
5.75%, 4/5/2034 (b)	2,035,000	2,101,768
5.25%, 3/19/2036 (b)	840,000	832,784
Glencore Funding LLC (Australia)
5.63%, 4/4/2034 (b)	2,000,000	2,060,493
5.51%, 4/1/2036 (b)	4,850,000	4,899,448
		10,995,841
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Resurgent 0.00%, 7/1/2030 ‡	3,000,000	3,000,000
Multi-Utilities — 0.3%
NiSource, Inc. 5.30%, 5/18/2036	11,970,000	11,975,160
Puget Energy, Inc. 5.73%, 3/15/2035	5,985,000	6,029,718
San Diego Gas & Electric Co. Series EEEE, 5.95%, 3/15/2056	1,170,000	1,184,626
Sempra 5.25%, 3/15/2036	3,430,000	3,389,924
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	1,205,000	1,195,181
5.88%, 3/15/2041	1,000,000	1,031,142
		24,805,751

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 1.0%
APA Infrastructure Ltd. (Australia) 5.75%, 9/16/2044 (b)	1,487,000	1,467,254
Cheniere Energy Partners LP 5.55%, 10/30/2035	560,000	571,345
Cheniere Energy, Inc.
5.65%, 4/15/2034	570,000	587,036
5.20%, 7/30/2036 (b)	3,025,000	2,980,056
6.00%, 7/30/2056 (b)	1,295,000	1,292,913
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (b)	10,000,000	10,147,995
5.51%, 5/15/2036 (b)	3,850,000	3,889,978
5.70%, 10/1/2054 (b)	2,230,000	2,116,980
ConocoPhillips Co. 5.50%, 1/15/2055	680,000	654,513
Coterra Energy, Inc.
5.40%, 2/15/2035	1,300,000	1,317,517
5.90%, 2/15/2055	2,275,000	2,240,129
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	600,000	573,367
6.20%, 1/15/2055	695,000	711,574
Enbridge, Inc. (Canada)
5.63%, 4/5/2034	890,000	922,109
5.45%, 3/27/2036	6,500,000	6,586,803
Energy Transfer LP
5.60%, 9/1/2034	400,000	409,560
5.70%, 4/1/2035	2,000,000	2,058,806
5.35%, 1/15/2036	2,292,000	2,287,419
5.15%, 3/15/2045	1,510,000	1,345,935
Eni SpA (Italy) 6.00%, 5/18/2056 (b)	7,450,000	7,431,426
Enterprise Products Operating LLC 5.55%, 2/16/2055	470,000	455,461
EOG Resources, Inc. 5.35%, 1/15/2036	5,000,000	5,080,643
Hess Corp. 5.60%, 2/15/2041	1,500,000	1,531,166
Kinder Morgan Energy Partners LP 5.50%, 3/1/2044	3,980,000	3,825,572
Kinder Morgan, Inc. 3.25%, 8/1/2050	615,000	409,568
MPLX LP 5.95%, 4/1/2055	4,365,000	4,245,695
ONEOK, Inc.
5.45%, 6/1/2047	1,480,000	1,356,800
4.95%, 7/13/2047	500,000	430,196
6.25%, 10/15/2055	4,000,000	4,010,603
Pioneer Natural Resources Co. 2.15%, 1/15/2031	6,001,000	5,403,151
Plains All American Pipeline LP 4.90%, 2/15/2045	450,000	398,694
Shell Finance US, Inc. 5.13%, 10/15/2041 (b)	563,000	540,868
Targa Resources Corp.
4.90%, 9/15/2030	3,247,000	3,268,558
5.50%, 2/15/2035	415,000	421,838
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	1,000,000	942,657
		81,914,185
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 2.55%, 11/13/2050	1,150,000	677,529

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Eli Lilly & Co. 5.70%, 5/20/2066	2,810,000	2,823,427
Novartis Capital Corp. 5.70%, 3/18/2056	1,000,000	1,014,379
		4,515,335
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 2.50%, 10/15/2031 (b)	800,000	707,711
Residential REITs — 0.0% ^
Essex Portfolio LP
5.50%, 4/1/2034	525,000	535,065
5.38%, 4/1/2035	1,700,000	1,725,378
Mid-America Apartments LP 4.65%, 1/15/2033	1,155,000	1,139,768
		3,400,211
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
4.80%, 2/15/2036	507,000	493,604
3.50%, 2/15/2041	6,155,000	4,922,297
Foundry JV Holdco LLC
6.10%, 1/25/2036 (b)	873,000	917,391
6.20%, 1/25/2037 (b)	5,855,000	6,176,776
Intel Corp. 5.70%, 2/10/2053	915,000	869,520
Marvell Technology, Inc.
4.75%, 7/15/2030	1,830,000	1,835,761
5.45%, 7/15/2035	4,487,000	4,591,075
5.30%, 4/15/2036	1,900,000	1,900,800
		21,707,224
Software — 0.3%
Oracle Corp.
4.80%, 9/26/2032	1,000,000	960,911
5.70%, 2/4/2036	3,825,000	3,757,967
5.88%, 9/26/2045	465,000	415,866
6.55%, 2/4/2046	2,680,000	2,584,034
4.00%, 7/15/2046	800,000	556,464
3.60%, 4/1/2050	3,050,000	1,906,405
3.95%, 3/25/2051	995,000	653,606
4.38%, 5/15/2055	5,000,000	3,427,768
6.70%, 2/4/2056	5,855,000	5,639,017
6.85%, 2/4/2066	5,885,000	5,637,196
Synopsys, Inc. 5.70%, 4/1/2055	2,385,000	2,325,199
		27,864,433
Specialized REITs — 0.1%
American Tower Corp.
4.70%, 12/15/2032	6,145,000	6,064,578
3.70%, 10/15/2049	900,000	659,696
		6,724,274
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.20%, 4/1/2043	1,000,000	852,762

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC 5.30%, 4/1/2032	1,990,000	2,032,497
Tobacco — 0.0% ^
Philip Morris International, Inc. 3.88%, 8/21/2042	590,000	481,549
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (b)	545,000	547,314
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
3.00%, 2/15/2041	595,000	442,124
3.40%, 10/15/2052	6,385,000	4,249,876
5.50%, 1/15/2055	964,000	901,445
		5,593,445
Total Corporate Bonds (Cost $1,256,693,276)		1,246,380,234
Collateralized Mortgage Obligations — 6.9%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (b) (d)	3,715,000	3,723,896
Al, 5.59%, 10/25/2029 ‡	14,000,000	14,000,000
Anchor Mortgage Trust
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (b) (d)	7,270,000	7,266,532
Series 2025-RTL1, Class A2, 6.36%, 5/25/2040 (b) (d)	1,430,000	1,422,441
Archwest Mortgage Trust Series 2026-RTL1, Class A1, 5.43%, 4/25/2041 (b) (d)	10,931,000	10,928,015
Brean Asset-Backed Securities Trust
Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (b)	5,883,321	5,791,432
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (b)	4,643,972	4,629,608
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (b) (c)	5,149,781	5,075,269
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (b)	4,593,953	4,492,882
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (b)	6,886,873	6,637,062
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (b)	13,890,000	13,419,946
Series 2026-RM15, Class A1, 4.25%, 4/25/2066 ‡ (b)	9,725,000	9,334,438
Series 2026-RM16, Class A1, 4.25%, 5/25/2066 ‡ (b)	11,100,000	10,574,918
Series 2023-RM7, Class A1, 4.50%, 3/25/2078 ‡ (b) (c)	6,289,287	6,212,696
BVRT LLC Series 2025-1, Class C, 3.64%, 5/10/2033 ‡ (b) (c)	2,220,102	2,136,941
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (b) (d)	4,600,000	4,613,758
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (b) (d)	6,745,000	6,697,682
Center Street Lending Resi-Investor ABS Mortgage Trust
Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 (b) (d)	1,720,000	1,717,566
Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (b) (d)	9,872,000	9,830,598
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (b) (c)	1,000,000	974,289
Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (b) (c)	2,470,000	2,430,675
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (b) (c)	300,000	294,078
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (b) (d)	7,000,000	7,029,877
CVS Pass-Through Trust, 5.77%, 1/10/2033 (b)	4,464,862	4,479,021
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 5.30%, 3/25/2067 (b) (c)	4,213,616	4,093,641
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	2,445,677	2,446,410
FARM Mortgage Trust Series 2021-1, Class A, 2.18%, 1/25/2051 (b) (c)	1,079,025	889,367

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HT, 3.00%, 8/25/2056 (d)	616,319	545,769
Series 2018-1, Class M60C, 3.50%, 5/25/2057	228,456	212,668
Series 2017-4, Class HT, 3.25%, 6/25/2057 (d)	2,643,400	2,409,069
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,010,187	938,976
Series 2017-4, Class MT, 3.50%, 6/25/2057	3,616	3,290
Series 2018-3, Class MA, 3.50%, 8/25/2057 (c)	9,749,052	9,473,085
Series 2018-2, Class MZ, 3.50%, 11/25/2057	5,290,363	4,154,615
Series 2019-1, Class MA, 3.50%, 7/25/2058	666,451	638,998
Series 2019-1, Class MT, 3.50%, 7/25/2058	447,174	401,451
Series 2019-2, Class HT, 3.00%, 8/25/2058	511,515	444,866
Series 2019-3, Class MT, 3.50%, 10/25/2058	648,380	584,791
Series 2019-3, Class M55D, 4.00%, 10/25/2058	4,913,749	4,608,379
Series 2019-4, Class HT, 3.00%, 2/25/2059	583,330	500,365
Series 2019-4, Class MA, 3.00%, 2/25/2059	5,179,287	4,855,724
Series 2019-4, Class MV, 3.00%, 2/25/2059	2,345,842	2,063,417
Series 2020-3, Class MTU, 2.50%, 5/25/2060	5,029,510	4,164,387
Series 2021-1, Class MTU, 2.50%, 9/25/2060	596,050	489,423
Series 2021-2, Class MTU, 2.50%, 11/25/2060	649,715	532,453
Series 2022-1, Class MTU, 3.25%, 11/25/2061	2,949,143	2,549,563
Series 2022-2, Class MA, 3.00%, 4/25/2062	2,540,706	2,296,964
Series 2022-2, Class M5TU, 4.00%, 4/25/2062	1,189,806	1,107,790
FHLMC, REMIC
Series 4016, Class KZ, 4.00%, 3/15/2042	231,593	222,196
Series 5073, Class GA, 1.50%, 8/25/2044	906,125	766,620
Series 5027, Class JA, 2.00%, 10/25/2044	121,227	112,185
Series 4487, Class TL, 3.00%, 5/15/2045	1,000,000	908,990
Series 4585, Class DA, 3.00%, 6/15/2045	194,717	183,537
Series 4480, Class NB, 3.50%, 6/15/2045	500,000	432,964
Series 4710, Class JE, 2.75%, 6/15/2047	513,422	456,945
Series 5202, Class BH, 2.00%, 12/25/2047	576,174	528,640
Series 5195, Class CA, 2.50%, 12/25/2047	2,453,859	2,202,015
Series 5149, Class HB, 1.25%, 8/25/2048	519,021	415,428
Series 4994, Class LI, IO, 4.00%, 12/25/2048	135,336	25,402
Series 4913, Class UA, 3.00%, 3/15/2049	705,626	628,147
Series 4863, Class H, 7.00%, 3/15/2049	447,180	472,304
Series 4896, Class CG, 3.50%, 4/15/2049	271,499	257,473
Series 5141, Class PA, 1.00%, 4/25/2050	269,091	224,056
Series 5000, Class EA, 1.00%, 7/25/2050	683,659	519,594
Series 5023, Class TE, 1.00%, 10/25/2050	2,563,385	1,933,587
Series 5088, Class MP, 1.00%, 12/25/2050	416,544	323,773
Series 5063, Class LC, 0.75%, 1/25/2051	438,360	336,204
Series 5132, Class EB, 1.25%, 8/25/2051	870,744	665,803
Series 5224, Class HL, 4.00%, 4/25/2052	1,700,000	1,567,082
Series 5438, PO, 9/25/2053	2,781,516	2,207,119
Series 5650, Class BS, IF, 4.68%, 4/25/2056 (c)	13,770,533	12,213,224
Series 5674, Class AO, PO, 7/25/2056	12,284,944	9,697,428
Series 4862, Class NO, PO, 8/15/2057	1,700,273	1,048,037

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS
Series 276, Class 20, 2.00%, 9/15/2042	212,296	186,251
Series 326, Class 350, 3.50%, 3/15/2044	421,943	388,230
FNMA Trust, Whole Loan Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	645,244	666,849
FNMA, REMIC
Series 2012-4, Class NB, 4.00%, 2/25/2042	218,887	209,162
Series 2012-28, Class PT, 4.00%, 3/25/2042	705,049	685,420
Series 2013-9, Class CB, 5.50%, 4/25/2042	557,627	569,778
Series 2012-124, Class PA, 2.50%, 7/25/2042	86,578	80,545
Series 2012-130, Class DC, 3.00%, 12/25/2042	265,756	242,010
Series 2015-92, Class GZ, 3.00%, 4/25/2043	1,225,774	1,069,153
Series 2017-87, Class EA, 3.00%, 4/25/2044	221,354	201,538
Series 2018-75, Class LA, 3.00%, 2/25/2048	1,274,900	1,197,158
Series 2019-60, Class DA, 2.50%, 3/25/2049	157,740	140,277
Series 2019-12, Class BA, 3.00%, 4/25/2049	238,513	212,252
Series 2021-91, Class GB, 1.75%, 7/25/2049	6,000,626	5,033,178
Series 2020-50, Class A, 2.00%, 7/25/2050	392,479	325,010
Series 2020-54, Class UB, 5.00%, 7/25/2050	115,677	114,411
Series 2020-70, Class AD, 1.50%, 10/25/2050	274,435	215,192
Series 2021-95, Class GA, 1.88%, 3/25/2051	4,038,814	3,329,095
Series 2021-27, Class EC, 1.50%, 5/25/2051	128,812	104,177
Series 2022-12, Class GE, 2.50%, 3/25/2052	5,448,159	5,031,615
Series 2023-40, PO, 9/25/2053	3,065,611	2,581,755
Series 2025-18, Class MA, 0.50%, 9/25/2054	5,965,674	5,052,347
Series 2025-31, Class MA, 0.50%, 9/25/2054	3,316,242	2,789,613
Series 2025-29, Class LA, 2.00%, 5/25/2055	2,631,144	2,323,566
Series 2025-52, Class BT, 2.00%, 7/25/2055	9,140,611	7,919,971
Series 2026-41, Class AO, PO, 6/25/2056	7,727,285	5,966,913
Series 2026-40, Class DT, 0.25%, 6/25/2056	12,000,000	9,657,640
Series 2020-10, Class DA, 3.50%, 3/25/2060	4,143,014	3,698,706
GNMA
Series 2012-13, Class FQ, 4.04%, 1/20/2038 (c)	266,819	266,734
Series 2019-83, Class YA, 4.76%, 6/20/2040 (c)	148,344	148,997
Series 2013-91, Class WA, 4.40%, 4/20/2043 (c)	198,537	189,452
Series 2024-110, Class JC, 3.00%, 9/20/2047	18,531,361	17,625,572
Series 2021-50, Class LD, 1.50%, 1/20/2048	823,850	710,032
Series 2020-47, Class CE, 1.50%, 1/20/2049	3,158,714	2,772,004
Series 2020-15, Class CB, 2.50%, 2/20/2050	1,226,513	1,068,276
Series 2021-66, Class QA, 1.00%, 3/20/2050	420,558	320,924
Series 2020-65, Class KC, 1.00%, 5/20/2050	395,223	305,387
Series 2025-6, Class A, 3.50%, 11/20/2050	4,335,716	4,079,344
Series 2020-191, Class CT, 1.25%, 12/20/2050	2,854,124	2,189,228
Series 2021-16, Class JB, 1.50%, 1/20/2051	602,192	501,574
Series 2021-44, Class QM, 1.75%, 3/20/2051	4,216,880	3,339,434
Series 2024-197, Class BN, 3.00%, 5/20/2051	8,329,155	7,687,961
Series 2021-97, Class FA, 3.00%, 6/20/2051 (c)	304,166	263,841
Series 2022-9, Class P, 2.00%, 9/20/2051	736,423	648,005
Series 2021-188, Class PA, 2.00%, 10/20/2051	5,115,121	4,228,708
Series 2023-19, Class WB, 5.63%, 11/20/2051 (c)	525,137	535,180

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2022-34, Class PN, 3.00%, 2/20/2052	790,043	738,642
Series 2022-87, Class JT, IF, 5.77%, 5/20/2052 (c)	5,647,919	5,362,721
Series 2022-189, Class S, IF, 5.25%, 9/20/2052 (c)	1,790,677	1,683,646
Series 2022-172, Class GS, IF, 5.31%, 10/20/2052 (c)	2,494,381	2,360,519
Series 2022-172, Class DS, IF, 6.37%, 10/20/2052 (c)	3,476,481	3,303,380
Series 2022-179, Class WE, IF, 6.44%, 10/20/2052 (c)	2,083,203	1,984,179
Series 2022-190, Class LS, IF, 4.94%, 11/20/2052 (c)	4,897,956	4,463,670
Series 2023-53, Class SL, IF, 5.25%, 4/20/2053 (c)	2,813,979	2,605,724
Series 2023-70, Class WS, IF, 4.99%, 5/20/2053 (c)	4,012,899	3,681,823
Series 2023-63, Class SY, IF, 9.07%, 5/20/2053 (c)	6,041,243	6,317,424
Series 2023-89, Class QS, IF, 7.29%, 6/20/2053 (c)	5,487,062	5,449,764
Series 2023-115, Class TS, IF, 7.91%, 6/20/2053 (c)	1,794,533	1,783,209
Series 2023-101, Class S, IF, 4.65%, 7/20/2053 (c)	1,486,716	1,305,036
Series 2023-128, Class SL, IF, 7.54%, 8/20/2053 (c)	6,229,127	6,168,825
Series 2023-146, Class GO, PO, 10/20/2053	3,441,575	2,677,578
Series 2024-164, Class LO, PO, 6/20/2054	2,582,613	2,020,578
Series 2024-164, Class AO, PO, 10/20/2054	2,169,104	1,696,818
Series 2025-105, Class SM, IF, 5.49%, 6/20/2055 (c)	4,054,653	3,743,492
Series 2022-215, Class TN, 4.00%, 12/20/2062	4,158,576	3,842,839
Series 2024-64, Class EO, PO, 4/20/2064	10,621,283	9,143,924
Series 2017-H08, Class EI, IO, 2.36%, 2/20/2067 (c)	7,296,096	312,084
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (b) (d)	729,356	712,020
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (b) (d)	2,196,290	2,129,772
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (b) (d)	6,430,000	6,431,617
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (d)	1,100,000	1,101,196
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (b) (d)	1,900,000	1,908,294
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (c)	6,540,000	6,572,963
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (b) (d)	9,550,000	9,555,036
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (b) (d)	6,415,000	6,371,564
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (d)	2,500,000	2,507,288
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (b) (c)	1,488,206	1,416,912
MOO Securitization Trust
Series 2025-RM1, Class A1, 4.50%, 12/25/2065 ‡ (b) (c)	3,000,000	2,885,041
Series 2025-RM1, Class A1A, 4.50%, 12/25/2065 ‡ (b) (c)	13,000,000	12,533,387
Series 2025-RM1, Class A1B, 4.50%, 12/25/2065 ‡ (b) (c)	2,000,000	1,890,551
Series 2026-RM1, Class A1, 4.50%, 3/25/2066 ‡ (b) (c)	11,795,000	11,325,566
Series 2026-RM2, Class A1, 4.75%, 6/25/2066 (b) (c)	10,111,000	9,724,311
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (d)	3,850,066	3,854,536
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (d)	8,000,000	8,035,782
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (d)	305,961	305,944
OLIT Series 2025-HB2, Class M1, 3.00%, 11/25/2038 ‡ (b) (c)	4,535,000	4,269,912
Onity Loan Investment Trust
Series 2026-HB2, Class M1, 3.00%, 5/25/2039 ‡ (b) (c)	4,005,000	3,705,867
Series 2026-HB2, Class M2, 3.00%, 5/25/2039 ‡ (b) (c)	1,335,000	1,223,349
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (c)	1,448,774	1,375,244

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (b) (d)	121,645	120,087
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (b) (d)	121,850	120,330
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (b) (d)	4,901,507	4,830,107
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (b) (d)	772,000	777,728
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	3,062,980	2,623,055
Series 2025-2, Class MTU, 3.25%, 6/25/2065	4,244,908	3,584,444
Series 2025-2, Class TTW, 4.25%, 6/25/2065	5,388,360	5,163,669
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	6,036,111	5,579,052
Series 2025-2, Class A1, 3.00%, 10/25/2035	13,057,473	12,104,705
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (d)	1,500,000	1,503,363
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (c)	5,337,868	4,770,000
Series 2020-3, Class A2B, 2.25%, 2/25/2063 (b) (c)	5,000,000	4,498,813
TVC Mortgage Trust Series 2026-RRTL1, Class A1, 4.96%, 2/25/2041 (b) (d)	8,042,000	7,964,882
Vendee Mortgage Trust
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,416,537	1,358,831
Series 2011-1, Class DZ, 3.75%, 9/15/2046	1,138,729	1,063,672
Total Collateralized Mortgage Obligations (Cost $567,281,564)		565,885,064
Commercial Mortgage-Backed Securities — 5.2%
BAHA Trust Series 2024-MAR, Class A, 5.97%, 12/10/2041 (b) (c)	2,800,000	2,864,961
BAML RCAP Frn 8.00%, 10/25/2027 ‡	5,998,672	5,998,672
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class B, 1.40%, 1/27/2050 ‡ (b) (c)	851,000	826,384
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (b)	5,000,000	4,316,205
Series 2025-FRR5, Class B736, 1.42%, 9/27/2052 ‡ (b) (c)	6,000,000	5,949,950
Banc of America Re-REMIC Trust Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (b)	1,000,000	739,146
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (b)	7,750,000	6,841,528
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (b)	2,350,000	2,037,677
Series 2019-FRR1, Class 5C, PO, 5/25/2052 ‡ (b)	6,619,500	5,600,074
Series 2019-FRR1, Class 5B13, 2.15%, 5/25/2052 ‡ (b) (c)	6,000,000	5,386,576
Series 2019-FRR1, Class 5A1, 3.40%, 5/25/2052 ‡ (b) (c)	4,000,000	3,753,794
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class AK77, 1.33%, 5/27/2051 ‡ (b) (c)	6,314,000	5,866,564
Series 2026-FRR7, Class BK77, 1.33%, 5/27/2051 ‡ (b) (c)	9,986,473	9,233,886
Series 2026-FRR7, Class CK77, 1.33%, 5/27/2051 ‡ (b) (c)	8,335,000	7,633,874
Series 2025-FRR6, Class C, 1.49%, 11/27/2051 ‡ (b) (c)	4,000,000	3,478,310
Series 2025-FRR6, Class B, 1.50%, 11/27/2051 ‡ (b) (c)	6,000,000	5,347,209
Series 2026-FRR7, Class CK97, 1.49%, 7/27/2052 ‡ (b) (c)	12,311,000	10,721,752
Series 2026-FRR7, Class BK97, 1.84%, 7/27/2052 ‡ (b) (c)	12,000,000	10,745,866
Series 2026-FRR8, Class B124, 1.57%, 12/27/2053 ‡ (b) (c)	8,917,000	7,423,533
Series 2026-FRR8, Class A124, 1.66%, 12/27/2053 ‡ (b) (c)	5,193,000	4,436,031
Series 2026-FRR8, Class B129, 1.50%, 4/27/2054 ‡ (b) (c)	8,651,000	7,068,869
Series 2026-FRR8, Class A746, 2.65%, 4/27/2054 ‡ (b) (c)	12,017,000	11,132,177

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BX Trust
Series 2025-DELC, Class A, 5.18%, 12/15/2042 (b) (c)	3,450,000	3,459,703
Series 2025-DELC, Class C, 5.83%, 12/15/2042 (b) (c)	2,265,000	2,273,488
Series 2025-DELC, Class D, 6.23%, 12/15/2042 (b) (c)	1,980,000	1,993,454
BXP Trust Series 2017-GM, Class E, 3.42%, 6/13/2039 (b) (c)	4,080,000	3,953,389
CSMC OA LLC
Series 2014-USA, Class A1, 3.30%, 9/15/2037 (b)	6,408,073	5,927,941
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	5,000,000	4,625,365
Series 2014-USA, Class B, 4.18%, 9/15/2037 (b)	5,350,000	4,711,068
Series 2014-USA, Class C, 4.34%, 9/15/2037 (b)	750,000	645,163
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class A, 4.56%, 11/10/2042 (b) (c)	4,698,900	4,603,965
Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (b) (c)	3,400,000	3,318,875
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (b) (c)	3,110,000	3,048,885
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (b) (c)	3,188,000	3,118,840
Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (b) (c)	2,940,000	2,882,691
DLIC Re-REMIC Trust
Series 2025-FRR1, Class B104, 1.86%, 12/27/2052 ‡ (b) (c)	6,000,000	5,202,586
Series 2025-FRR1, Class A104, 2.54%, 12/27/2052 ‡ (b) (c)	4,000,000	3,611,703
Series 2025-FRR1, Class A111, 2.24%, 4/27/2053 ‡ (b) (c)	7,000,000	6,117,200
Series 2025-FRR1, Class A120, 2.59%, 9/27/2053 ‡ (b) (c)	5,000,000	4,332,918
FHLMC Series 2025-MN11, Class M1, 5.26%, 7/25/2045 (b) (c)	1,937,264	1,934,657
FHLMC MSCR Trust
Series 2024-MN9, Class M1, 6.06%, 10/25/2044 (b) (c)	881,575	888,502
Series 2025-MN10, Class M1, 5.66%, 2/25/2045 (b) (c)	1,581,448	1,568,148
Series 2025-MN12, Class M1, 5.36%, 11/25/2045 (b) (c)	7,483,908	7,489,697
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL06, Class XFX, IO, 1.35%, 12/25/2029 (c)	4,866,362	195,439
Series KJ40, Class A2, 3.69%, 11/25/2030 (c)	335,000	326,716
Series K135, Class AM, 1.91%, 10/25/2031 (c)	1,050,000	920,155
Series KJ44, Class A2, 4.61%, 2/25/2033	500,000	498,655
FNMA ACES
Series 2026-M10, Class A1, 1.85%, 6/25/2031 (c)	865,623	799,070
Series 2026-M9, Class A1, 1.57%, 10/25/2031 (c)	2,028,026	1,826,190
Series 2020-M53, Class A2, 1.68%, 11/25/2032 (c)	27,000	23,053
Series 2023-M8, Class A1, 4.48%, 11/25/2032 (c)	273,900	274,857
Series 2026-M9, Class A, 1.57%, 1/25/2033 (c)	2,038,391	1,802,858
Series 2026-M9, Class A2, 1.57%, 1/25/2033 (c)	9,524,436	8,025,614
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (c)	499,534	503,608
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	6,816,626	1,018
Series 2026-M10, Class A2, 1.85%, 7/25/2035 (c)	4,939,000	4,182,638
Series 2026-M10, Class PS, 1.85%, 7/25/2035 (c)	1,012,000	881,934
Series 2021-M8, Class A2, 2.10%, 11/25/2035	5,605,933	4,997,754
FREMF Mortgage Trust
Series 2017-K66, Class B, 4.03%, 7/25/2027 (b) (c)	1,160,000	1,150,704
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (b) (c)	570,000	553,664
Series 2021-KHG3, Class BFL, 5.95%, 9/25/2028 (b) (c)	7,984,907	7,975,375
Series 2019-KBF3, Class B, 6.26%, 1/25/2029 (b) (c)	169,744	168,693
Series 2019-KL05, Class BP, 3.96%, 6/25/2029 (b) (c)	2,000,000	1,875,707

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-KS11, Class B, 4.82%, 6/25/2029 (b) (c)	2,952,000	2,823,979
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (b) (c)	2,000,000	1,720,807
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (b) (c)	966,098	878,173
Series 2018-K154, Class B, 4.02%, 11/25/2032 (b) (c)	610,000	531,589
Series 2018-K155, Class B, 4.17%, 4/25/2033 (b) (c)	580,000	506,036
Series 2016-K58, Class C, 3.74%, 9/25/2049 (b) (c)	1,250,000	1,243,955
Series 2017-K68, Class B, 3.84%, 10/25/2049 (b) (c)	3,000,000	2,959,384
Series 2017-K64, Class B, 4.00%, 5/25/2050 (b) (c)	4,455,000	4,420,549
Series 2018-K80, Class B, 4.23%, 8/25/2050 (b) (c)	2,076,000	2,026,127
Series 2017-K71, Class B, 3.75%, 11/25/2050 (b) (c)	100,000	98,598
Series 2017-K71, Class C, 3.75%, 11/25/2050 (b) (c)	3,606,000	3,523,449
Series 2019-K89, Class B, 4.29%, 1/25/2051 (b) (c)	7,000,000	6,897,612
Series 2019-K89, Class C, 4.29%, 1/25/2051 (b) (c)	2,000,000	1,954,556
Series 2019-K87, Class B, 4.31%, 1/25/2051 (b) (c)	9,050,000	8,897,301
Series 2019-K91, Class C, 4.26%, 4/25/2051 (b) (c)	1,795,000	1,743,461
Series 2018-K77, Class B, 4.16%, 5/25/2051 (b) (c)	1,170,000	1,151,691
Series 2018-K77, Class C, 4.16%, 5/25/2051 (b) (c)	1,000,000	980,130
Series 2018-K79, Class C, 4.21%, 7/25/2051 (b) (c)	145,000	141,302
Series 2019-K103, Class B, 3.46%, 12/25/2051 (b) (c)	1,819,000	1,727,028
Series 2019-K102, Class B, 3.53%, 12/25/2051 (b) (c)	375,000	357,456
Series 2019-K102, Class C, 3.53%, 12/25/2051 (b) (c)	4,075,000	3,850,445
Series 2019-K90, Class C, 4.32%, 2/25/2052 (b) (c)	500,000	488,486
Series 2019-K88, Class B, 4.39%, 2/25/2052 (b) (c)	2,000,000	1,966,260
Series 2019-K88, Class C, 4.39%, 2/25/2052 (b) (c)	1,000,000	970,898
Series 2019-K93, Class B, 4.12%, 5/25/2052 (b) (c)	2,000,000	1,952,125
Series 2019-K94, Class C, 3.96%, 7/25/2052 (b) (c)	1,250,000	1,206,031
Series 2019-K98, Class B, 3.74%, 10/25/2052 (b) (c)	1,040,000	1,001,461
Series 2019-K98, Class C, 3.74%, 10/25/2052 (b) (c)	9,395,000	8,977,024
Series 2019-K100, Class C, 3.50%, 11/25/2052 (b) (c)	4,707,000	4,439,363
Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (c)	1,452,000	1,440,431
Series 2020-K737, Class C, 3.33%, 1/25/2053 (b) (c)	4,870,000	4,823,998
Series 2020-K105, Class C, 3.53%, 3/25/2053 (b) (c)	1,651,000	1,554,172
Series 2019-K96, Class B, 3.81%, 8/25/2056 (b) (c)	2,000,000	1,932,536
Series 2019-K96, Class C, 3.81%, 8/25/2056 (b) (c)	4,754,000	4,532,690
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (b)	9,000,000	8,717,025
Series 2022-FRR3, Class BK71, 1.93%, 11/27/2050 (b) (c)	8,815,000	8,244,077
Series 2021-FRR1, Class 1C, PO, 11/29/2050 ‡ (b)	2,753,000	2,581,540
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (b)	580,000	530,747
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (b)	6,000,000	5,482,073
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (b)	7,028,000	5,885,270
GAM Re-REMIC TRUST
Series 2021-FRR2, Class BK74, PO, 9/27/2051 ‡ (b)	5,000,000	4,414,816
Series 2021-FRR2, Class AK78, 2.86%, 9/27/2051 (b) (c)	4,000,000	3,738,578
GNMA
Series 2012-132, Class Z, 2.68%, 6/16/2054 (c)	550,917	398,408
Series 2013-61, Class Z, 2.45%, 10/16/2054 (c)	768,060	583,860
Series 2013-1, Class Z, 2.37%, 1/16/2055 (c)	799,786	504,950
Series 2017-76, Class B, 2.60%, 12/16/2056	620,155	449,687

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2017-191, Class B, 2.50%, 7/16/2059 (c)	688,303	403,854
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,200,000	1,980,000
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class B, 5.46%, 5/15/2043 (b) (c)	2,250,000	2,247,944
Series 2026-LPFX, Class C, 5.76%, 5/15/2043 (b) (c)	1,500,000	1,501,806
Series 2026-LPFX, Class D, 6.06%, 5/15/2043 (b) (c)	1,250,000	1,254,116
Series 2026-LPFX, Class E, 6.56%, 5/15/2043 (b) (c)	4,400,000	4,414,262
Multi-Family Connecticut Avenue Securities Trust
Series 2024-01, Class M7, 6.36%, 7/25/2054 (b) (c)	77,153	77,961
Series 2025-01, Class M1, 6.01%, 5/25/2055 (b) (c)	4,995,399	5,064,770
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (b)	1,000,000	924,345
PRM5 Trust
Series 2025-PRM5, Class B, 4.76%, 3/10/2033 (b) (c)	2,250,000	2,234,974
Series 2025-PRM5, Class C, 5.00%, 3/10/2033 (b) (c)	1,000,000	992,482
Series 2025-PRM5, Class D, 5.62%, 3/10/2033 (b) (c)	1,750,000	1,735,252
PRM7 Trust
Series 2025-PRM7, Class C, 4.94%, 11/10/2042 (b) (c)	1,795,000	1,748,283
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (b) (c)	4,060,000	4,000,617
RFM Re-REMIC Trust
Series 2022-FRR1, Class AB60, 2.31%, 11/8/2049 ‡ (b) (c)	9,930,000	9,758,021
Series 2024-FRR2, Class A100, PO, 11/27/2052 ‡ (b)	2,000,000	1,665,648
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (d)	3,401,400	3,378,505
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	700,000	709,855
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (b)	2,000,000	2,039,559
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (b)	5,150,000	5,290,392
RWC Commercial Mortgage Trust
Series 2025-1, Class A, 5.01%, 6/27/2040 (b)	6,489,033	6,429,137
Series 2025-1, Class AS, 5.26%, 6/27/2040 (b)	3,295,000	3,261,628
Series 2025-1, Class C, 6.26%, 6/27/2040 (b)	1,536,000	1,506,900
WHARF Commercial Mortgage Trust Series 2025-DC, Class C, 6.03%, 7/15/2040 (b) (c)	2,000,000	2,030,851
Total Commercial Mortgage-Backed Securities (Cost $427,281,081)		429,996,274
Foreign Government Securities — 0.4%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	4,681,000	4,704,405
Republic of Panama 5.23%, 2/23/2034	2,754,000	2,731,279
United Mexican States
6.00%, 5/13/2030	474,000	488,931
5.85%, 7/2/2032	1,657,000	1,675,724
5.38%, 3/22/2033	7,174,000	7,022,557
5.63%, 2/9/2034	4,059,000	3,990,038
5.63%, 9/22/2035	10,000,000	9,700,000
6.88%, 5/13/2037	703,000	735,777
6.63%, 1/29/2038	2,140,000	2,185,689
6.34%, 5/4/2053	730,000	683,930
3.77%, 5/24/2061	1,000,000	600,830
Total Foreign Government Securities (Cost $34,907,582)		34,519,160

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (g) (h) (Cost $297,672,709)	297,672,709	297,672,709
Total Investments — 102.2% (Cost $8,427,986,301)		8,380,166,377
Liabilities in Excess of Other Assets — (2.2)%		(183,557,921)
NET ASSETS — 100.0%		8,196,608,456

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2026.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2026.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2026.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	347	09/21/2026	USD	38,132,047	362,719
U.S. Treasury Long Bond	1,591	09/21/2026	USD	178,838,344	3,664,491
U.S. Treasury Ultra Bond	2,094	09/21/2026	USD	240,024,750	5,321,481
U.S. Treasury 2 Year Note	2,204	09/30/2026	USD	455,401,500	940,735
U.S. Treasury 5 Year Note	321	09/30/2026	USD	34,434,774	216,048
					10,505,474
Short Contracts
U.S. Treasury 10 Year Ultra Note	(5,174)	09/21/2026	USD	(580,538,969)	(7,375,491)
					3,129,983

Abbreviations
USD	United States Dollar

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,418,890,482	$185,256,110	$1,604,146,592
Collateralized Mortgage Obligations	—	439,600,747	126,284,317	565,885,064
Commercial Mortgage-Backed Securities	—	251,474,855	178,521,419	429,996,274
Corporate Bonds
Aerospace & Defense	—	18,230,349	—	18,230,349
Banks	—	417,674,116	—	417,674,116
Beverages	—	2,490,248	—	2,490,248
Biotechnology	—	22,684,044	—	22,684,044
Broadline Retail	—	8,013,329	—	8,013,329
Capital Markets	—	120,775,371	—	120,775,371
Chemicals	—	9,880,168	—	9,880,168
Commercial Services & Supplies	—	807,043	—	807,043
Construction & Engineering	—	1,470,636	—	1,470,636
Consumer Finance	—	55,285,031	—	55,285,031
Consumer Staples Distribution & Retail	—	852,608	—	852,608
Containers & Packaging	—	7,090,337	—	7,090,337
Diversified	—	—	6,452,345	6,452,345
Diversified REITs	—	4,921,065	—	4,921,065
Diversified Telecommunication Services	—	36,178,855	—	36,178,855
Electric Utilities	—	79,447,402	—	79,447,402
Electrical Equipment	—	7,291,702	—	7,291,702
Electronic Equipment, Instruments & Components	—	1,997,021	—	1,997,021
Energy Equipment & Services	—	4,168,397	—	4,168,397
Financial Services	—	26,015,352	70,031,720	96,047,072
Food Products	—	20,721,823	—	20,721,823
Gas Utilities	—	565,268	—	565,268
Ground Transportation	—	1,319,268	—	1,319,268
Health Care Equipment & Supplies	—	12,084,556	—	12,084,556
Health Care Providers & Services	—	28,302,501	10,924,848	39,227,349
Health Care REITs	—	2,128,986	—	2,128,986
Independent Power and Renewable Electricity Producers	—	4,793,685	—	4,793,685
Industrial REITs	—	901,366	—	901,366
Insurance	—	1,972,744	—	1,972,744
Interactive Media & Services	—	46,511,507	—	46,511,507
Life Sciences Tools & Services	—	3,609,321	—	3,609,321
Media	—	15,644,690	—	15,644,690
Metals & Mining	—	10,995,841	—	10,995,841
Mortgage Real Estate Investment Trusts (REITs)	—	—	3,000,000	3,000,000
Multi-Utilities	—	24,805,751	—	24,805,751
Oil, Gas & Consumable Fuels	—	81,914,185	—	81,914,185
Pharmaceuticals	—	4,515,335	—	4,515,335
Real Estate Management & Development	—	707,711	—	707,711
Residential REITs	—	3,400,211	—	3,400,211
Semiconductors & Semiconductor Equipment	—	21,707,224	—	21,707,224

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Software	$—	$27,864,433	$—	$27,864,433
Specialized REITs	—	6,724,274	—	6,724,274
Specialty Retail	—	852,762	—	852,762
Technology Hardware, Storage & Peripherals	—	2,032,497	—	2,032,497
Tobacco	—	481,549	—	481,549
Trading Companies & Distributors	—	547,314	—	547,314
Wireless Telecommunication Services	—	5,593,445	—	5,593,445
Total Corporate Bonds	—	1,155,971,321	90,408,913	1,246,380,234
Foreign Government Securities	—	34,519,160	—	34,519,160
Mortgage-Backed Securities	—	1,374,735,754	—	1,374,735,754
U.S. Treasury Obligations	—	2,826,830,590	—	2,826,830,590
Short-Term Investments
Investment Companies	297,672,709	—	—	297,672,709
Total Investments in Securities	$297,672,709	$7,502,022,909	$580,470,759	$8,380,166,377
Appreciation in Other Financial Instruments
Futures Contracts	$10,505,474	$—	$—	$10,505,474
Depreciation in Other Financial Instruments
Futures Contracts	$(7,375,491)	$—	$—	$(7,375,491)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$3,129,983	$—	$—	$3,129,983
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$99,409,580	$12,750	$(330,986)	$(1,290)	$106,345,084	$(2,227,791)	$—	$(8,411,237)	$(9,540,000)	$185,256,110
Collateralized Mortgage Obligations	90,887,593	—	(1,154,513)	21,130	52,799,729	(11,733,699)	—	(14,075,923)	9,540,000	126,284,317
Commercial Mortgage-Backed Securities	152,222,570	—	(1,299,667)	113,614	30,486,230	(3,001,328)	—	—	—	178,521,419
Corporate Bonds	42,957,964	(121)	(74,715)	(34,326)	51,584,934	(4,024,823)	—	—	—	90,408,913
Total	$385,477,707	$12,629	$(2,859,881)	$99,128	$241,215,977	$(20,987,641)	$—	$(22,487,160)	$—	$580,470,759

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(2,853,279).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$8,755,988	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (3.43%)
			Yield (Discount Rate of Cash Flows)	5.55% -6.24% (5.79%)
Asset-Backed Securities	8,755,988
	63,562,288	Discounted Cash Flow	Constant Prepayment Rate	25.00% - 100.00% (94.96%)
			Yield (Discount Rate of Cash Flows)	5.18% - 5.72% (5.41%)
Collateralized Mortgage Obligations	63,562,288
	16,534,356	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.56% - 5.71% (5.66%)

Commercial Mortgage-Backed Securities	16,534,356
Total	$88,852,632

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $491,618,127. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (a) (b)	$209,849,300	$912,109,568	$824,286,159	$—	$—	$297,672,709	297,672,709	$2,380,201	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.